Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

January 31, 2020

ZEI-QTLY-0320
1.9881633.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
		Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR		713	$21,868
Grupo Financiero Galicia SA sponsored ADR		1,610	23,104
Telecom Argentina SA Class B sponsored ADR		2,179	24,579
YPF SA Class D sponsored ADR		3,579	33,607

TOTAL ARGENTINA			103,158

Australia - 4.2%
AGL Energy Ltd.		11,922	158,220
Alumina Ltd.		46,290	66,669
AMP Ltd.		62,355	75,244
APA Group unit		21,975	165,002
Aristocrat Leisure Ltd.		10,633	253,588
ASX Ltd.		3,441	194,677
Aurizon Holdings Ltd.		37,855	135,691
Australia & New Zealand Banking Group Ltd.		51,048	868,958
Bendigo & Adelaide Bank Ltd.		9,898	68,344
BHP Billiton Ltd.		53,192	1,364,051
BlueScope Steel Ltd.		9,552	89,397
Boral Ltd.		19,828	65,344
Brambles Ltd.		28,687	239,606
Caltex Australia Ltd.		4,550	103,758
Challenger Ltd.		9,265	54,853
Cimic Group Ltd.		1,615	31,249
Coca-Cola Amatil Ltd.		10,054	79,888
Cochlear Ltd.		1,064	169,459
Coles Group Ltd.		20,312	222,885
Commonwealth Bank of Australia		31,808	1,800,890
Computershare Ltd.		8,727	103,049
Crown Ltd.		6,307	49,029
CSL Ltd.		8,229	1,692,447
DEXUS Property Group unit		19,862	167,598
Dominos Pizza Enterprises Ltd.		104	3,781
Flight Centre Travel Group Ltd.		949	24,717
Fortescue Metals Group Ltd.		24,174	179,077
Goodman Group unit		29,829	295,305
Harvey Norman Holdings Ltd.		8,770	24,611
Incitec Pivot Ltd.		30,662	66,575
Insurance Australia Group Ltd.		40,910	192,363
Lendlease Group unit		10,259	123,213
Macquarie Group Ltd.		5,585	533,648
Magellan Financial Group Ltd.		2,328	102,523
Medibank Private Ltd.		47,585	97,774
Mirvac Group unit		69,853	157,586
National Australia Bank Ltd.		51,974	887,826
Newcrest Mining Ltd.		14,013	280,541
Orica Ltd.		6,911	104,413
Origin Energy Ltd.		32,080	173,542
Qantas Airways Ltd.		13,916	59,001
QBE Insurance Group Ltd.		23,655	215,334
Ramsay Health Care Ltd.		3,093	162,699
realestate.com.au Ltd.		865	65,450
Rio Tinto Ltd.		6,711	435,466
Santos Ltd.		32,206	184,844
Scentre Group unit		94,847	243,361
SEEK Ltd.		5,867	87,960
Sonic Healthcare Ltd.		8,315	174,289
South32 Ltd.		92,315	158,403
SP AusNet		31,402	37,005
Stockland Corp. Ltd. unit		43,670	142,769
Suncorp Group Ltd.		22,623	193,261
Sydney Airport unit		20,613	114,652
Tabcorp Holdings Ltd.		34,797	108,314
Telstra Corp. Ltd.		74,782	190,690
The GPT Group unit		35,781	142,770
TPG Telecom Ltd.		6,228	30,962
Transurban Group unit		49,113	511,943
Treasury Wine Estates Ltd.		13,441	115,452
Vicinity Centres unit		58,846	99,326
Washington H. Soul Pattinson & Co. Ltd.		2,509	35,746
Wesfarmers Ltd.		20,087	602,650
Westpac Banking Corp.		62,933	1,051,701
WiseTech Global Ltd.		2,631	42,993
Woodside Petroleum Ltd.		16,750	383,752
Woolworths Group Ltd.		22,804	633,355
WorleyParsons Ltd.		6,497	64,942

TOTAL AUSTRALIA			17,756,481

Austria - 0.1%
Andritz AG		1,258	49,613
Erste Group Bank AG		5,570	204,843
OMV AG		2,625	130,977
Raiffeisen International Bank-Holding AG		2,646	60,452
Verbund AG		1,126	59,592
Voestalpine AG		2,361	57,397

TOTAL AUSTRIA			562,874

Bailiwick of Jersey - 0.5%
Experian PLC		16,465	573,113
Ferguson PLC		4,039	362,710
Glencore Xstrata PLC		197,171	576,646
Polymetal International PLC		4,058	68,685
WPP PLC		22,593	280,911

TOTAL BAILIWICK OF JERSEY			1,862,065

Belgium - 0.6%
Ageas		3,232	178,398
Anheuser-Busch InBev SA NV		13,803	1,041,299
Colruyt NV		923	46,218
Galapagos Genomics NV (a)		781	174,553
Groupe Bruxelles Lambert SA		1,394	140,255
KBC Groep NV		4,505	331,053
Proximus		2,887	82,351
Solvay SA Class A		1,310	135,900
Telenet Group Holding NV		690	32,125
Titan Cement International Trading SA (a)		726	14,863
UCB SA		2,372	218,556
Umicore SA		3,607	166,294

TOTAL BELGIUM			2,561,865

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		68,000	94,736
Alibaba Pictures Group Ltd. (a)		240,000	33,950
Beijing Enterprises Water Group Ltd.		80,000	35,578
Brilliance China Automotive Holdings Ltd.		50,000	44,316
Cheung Kong Infrastructure Holdings Ltd.		13,500	94,187
China Gas Holdings Ltd.		32,800	129,574
China Oriental Group Co. Ltd. (H Shares)		7	2
China Resource Gas Group Ltd.		16,000	84,329
Cosco Shipping Ports Ltd.		29,015	20,522
Credicorp Ltd. (United States)		1,236	255,333
Dairy Farm International Holdings Ltd.		5,600	28,769
GOME Electrical Appliances Holdings Ltd. (a)		148,000	13,581
Haier Electronics Group Co. Ltd.		24,000	72,089
Hongkong Land Holdings Ltd.		19,900	105,628
Jardine Matheson Holdings Ltd.		3,932	219,177
Jardine Strategic Holdings Ltd.		3,995	122,248
Kerry Properties Ltd.		11,000	30,682
Kunlun Energy Co. Ltd.		72,000	55,769
Luye Pharma Group Ltd. (b)		23,500	15,076
Nine Dragons Paper (Holdings) Ltd.		36,000	34,020
NWS Holdings Ltd.		26,000	33,409
Shenzhen International Holdings Ltd.		15,113	30,189
Yue Yuen Industrial (Holdings) Ltd.		12,000	33,366

TOTAL BERMUDA			1,586,530

Brazil - 1.3%
Ambev SA		86,300	359,701
Atacadao Distribuicao Comercio e Industria Ltda		7,600	40,089
B2W Companhia Global do Varejo (a)		3,827	63,625
Banco Bradesco SA		23,737	173,762
Banco do Brasil SA		15,500	175,681
Banco Santander SA (Brasil) unit		7,100	69,747
BB Seguridade Participacoes SA		12,200	99,079
BM&F BOVESPA SA		36,200	407,425
BR Malls Participacoes SA		15,400	66,165
Brasil Foods SA(a)		9,800	69,908
BTG Pactual Participations Ltd. unit		3,800	66,548
CCR SA		21,400	91,145
Centrais Eletricas Brasileiras SA (Electrobras) (a)		900	8,234
Centrais Eletricas Brasileiras SA (Electrobras)		655	6,251
Centrais Eletricas Brasileiras SA (Electrobras)		4,400	40,295
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (a)		900	111
Cielo SA		19,140	31,598
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		6,300	89,735
Companhia Siderurgica Nacional SA (CSN)		10,100	30,423
Cosan SA Industria e Comercio		3,100	57,692
Drogasil SA		4,300	124,725
Embraer SA		13,100	55,488
Energisa SA unit		3,100	39,935
ENGIE Brasil Energia SA		3,250	39,500
Equatorial Energia SA		17,000	94,634
Hapvida Participacoes e Investimentos SA (b)		4,000	56,106
Hypermarcas SA		7,300	60,632
IRB Brasil Resseguros SA		12,600	131,896
JBS SA		20,000	128,800
Klabin SA unit		13,600	65,895
Kroton Educacional SA		25,000	67,833
Localiza Rent A Car SA		11,130	139,378
Lojas Americanas SA		123	791
Lojas Renner SA		13,630	182,843
Magazine Luiza SA		12,633	164,601
Multiplan Empreendimentos Imobiliarios SA		5,700	46,158
Natura & Co. Holding SA		11,335	125,933
Notre Dame Intermedica Participacoes SA		8,400	137,712
Petrobras Distribuidora SA		11,500	77,336
Petroleo Brasileiro SA - Petrobras (ON)		55,700	394,736
Porto Seguro SA		2,000	30,883
Rumo SA (a)		20,300	109,971
Sul America SA unit		5,300	77,967
Suzano Papel e Celulose SA		10,130	93,835
TIM Participacoes SA		16,900	66,099
Ultrapar Participacoes SA		13,500	79,627
Vale SA		57,673	676,977
Weg SA		15,780	145,213

TOTAL BRAZIL			5,362,718

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		4,283	264,734
Air Canada (a)		2,149	71,985
Algonquin Power & Utilities Corp.		9,547	146,156
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		15,922	532,137
AltaGas Ltd.		4,762	76,680
ATCO Ltd. Class I (non-vtg.)		1,273	49,654
Aurora Cannabis, Inc. (a)(c)		11,955	22,584
Bank of Montreal		11,522	878,733
Bank of Nova Scotia		21,975	1,200,206
Barrick Gold Corp. (Canada)		32,326	598,693
Bausch Health Cos., Inc. (Canada) (a)		5,819	159,655
BCE, Inc.		2,815	132,646
BlackBerry Ltd. (a)		9,940	60,538
Bombardier, Inc. Class B (sub. vtg.) (a)		37,324	34,690
Brookfield Asset Management, Inc. (Canada) Class A		16,077	983,766
CAE, Inc.		4,951	146,839
Cameco Corp.		6,742	54,358
Canadian Apartment Properties (REIT) unit		1,541	65,906
Canadian Imperial Bank of Commerce		8,107	661,106
Canadian National Railway Co.		13,038	1,218,384
Canadian Natural Resources Ltd.		21,548	606,027
Canadian Pacific Railway Ltd.		2,467	655,338
Canadian Tire Ltd. Class A (non-vtg.)		1,094	117,328
Canadian Utilities Ltd. Class A (non-vtg.)		2,274	69,591
CCL Industries, Inc. Class B		2,650	111,755
Cenovus Energy, Inc. (Canada)		19,425	169,092
CGI Group, Inc. Class A (sub. vtg.) (a)		4,338	332,152
CI Financial Corp.		3,784	66,307
Constellation Software, Inc.		358	376,300
Cronos Group, Inc. (a)(c)		3,075	22,144
Dollarama, Inc.		5,305	180,748
Emera, Inc.		4,534	201,998
Empire Co. Ltd. Class A (non-vtg.)		3,522	81,703
Enbridge, Inc.		36,580	1,487,358
Fairfax Financial Holdings Ltd. (sub. vtg.)		506	226,415
First Capital Realty, Inc. unit		1,874	30,686
First Quantum Minerals Ltd.		12,098	94,707
Fortis, Inc.		8,104	353,455
Franco-Nevada Corp.		3,463	393,637
George Weston Ltd.		1,391	112,098
Gildan Activewear, Inc.		3,670	101,692
Great-West Lifeco, Inc.		5,040	130,589
H&R (REIT) unit		2,756	44,545
Husky Energy, Inc.		5,980	38,906
Hydro One Ltd. (b)		6,383	129,744
iA Financial Corp, Inc.		1,998	109,955
IGM Financial, Inc.		1,276	36,899
Imperial Oil Ltd.		5,092	120,740
Intact Financial Corp.		2,455	265,961
Inter Pipeline Ltd.		7,647	127,411
Keyera Corp.		4,080	106,455
Kinross Gold Corp. (a)		23,241	117,838
Kirkland Lake Gold Ltd.		4,918	201,677
Loblaw Companies Ltd.		3,285	171,870
Lundin Mining Corp.		12,501	65,556
Magna International, Inc. Class A (sub. vtg.)		5,439	275,731
Manulife Financial Corp.		35,488	691,311
Methanex Corp.		1,323	42,897
Metro, Inc. Class A (sub. vtg.)		4,868	198,450
National Bank of Canada		5,721	317,435
Nutrien Ltd.		10,239	437,057
Onex Corp. (sub. vtg.)		1,630	104,569
Open Text Corp.		4,979	224,081
Parkland Fuel Corp.		2,771	96,422
Pembina Pipeline Corp.		10,145	388,506
Power Corp. of Canada (sub. vtg.)		5,362	133,787
Power Financial Corp.		4,732	122,823
PrairieSky Royalty Ltd.		4,221	46,280
Quebecor, Inc. Class B (sub. vtg.)		3,026	75,090
Restaurant Brands International, Inc.		4,097	249,956
Restaurant Brands International, Inc.		647	39,473
RioCan (REIT)		2,856	58,613
Rogers Communications, Inc. Class B (non-vtg.)		6,534	327,144
Royal Bank of Canada		25,788	2,037,864
Saputo, Inc.		4,591	141,053
Shaw Communications, Inc. Class B		8,413	164,395
Shopify, Inc. Class A (a)		1,818	846,674
Smart (REIT)		1,386	32,896
Sun Life Financial, Inc.		10,377	487,877
Suncor Energy, Inc.		28,457	869,794
TC Energy Corp.		16,839	923,384
Teck Resources Ltd. Class B (sub. vtg.)		8,820	113,966
TELUS Corp.		3,560	142,707
The Stars Group, Inc. (a)		4,244	101,274
The Toronto-Dominion Bank		32,826	1,814,186
Thomson Reuters Corp.		3,667	294,795
West Fraser Timber Co. Ltd.		938	37,580
Wheaton Precious Metals Corp.		7,959	234,308
WSP Global, Inc.		1,914	136,022

TOTAL CANADA			27,026,527

Cayman Islands - 5.0%
3SBio, Inc. (a)(b)		19,500	24,769
51job, Inc. sponsored ADR (a)		512	36,941
58.com, Inc. ADR (a)		1,751	97,391
AAC Technology Holdings, Inc.		13,500	94,957
Agile Property Holdings Ltd.		26,000	34,214
Airtac International Group		2,000	30,061
Alibaba Group Holding Ltd. sponsored ADR (a)		30,553	6,311,920
Anta Sports Products Ltd.		19,000	165,418
ASM Pacific Technology Ltd.		5,100	68,721
Autohome, Inc. ADR Class A (a)		991	75,792
Baidu.com, Inc. sponsored ADR (a)		5,010	619,036
Baozun, Inc. sponsored ADR (a)(c)		658	19,812
BeiGene Ltd. ADR (a)		699	106,500
Best, Inc. ADR (a)		3,972	21,091
Bosideng International Holdings Ltd.		52,000	17,096
Budweiser Brewing Co. APAC Ltd. (a)(b)		26,200	79,225
Chailease Holding Co. Ltd.		20,867	86,056
Cheung Kong Property Holdings Ltd.		48,000	306,670
China Aoyuan Property Group Ltd.		20,000	26,653
China Conch Venture Holdings Ltd.		30,500	135,622
China East Education Holdings Ltd. (b)		9,500	17,622
China Education Group Holdings Ltd.		11,000	13,462
China First Capital Group Ltd. (a)		44,000	1,413
China Hongqiao Group Ltd.		29,500	14,496
China Investment Fund International Holdings Co. Ltd.		16,000	1,441
China Liansu Group Holdings Ltd.		22,000	28,279
China Literature Ltd. (a)(b)		3,800	15,730
China Medical System Holdings Ltd.		22,000	29,280
China Mengniu Dairy Co. Ltd.		52,000	190,712
China Resources Cement Holdings Ltd.		48,000	53,700
China Resources Land Ltd.		50,000	207,996
China State Construction International Holdings Ltd.		32,000	25,435
China Zhongwang Holdings Ltd.		27,600	9,138
CIFI Holdings Group Co. Ltd.		54,590	37,485
CK Hutchison Holdings Ltd.		48,000	424,114
Country Garden Holdings Co. Ltd.		133,184	168,426
Country Garden Services Holdings Co. Ltd.		20,000	64,613
Ctrip.com International Ltd. ADR (a)		8,567	275,258
Dali Foods Group Co. Ltd. (b)		33,000	23,208
ENN Energy Holdings Ltd.		14,600	169,724
Evergrande Real Estate Group Ltd.		32,000	70,709
Future Land Development Holding Ltd.		34,000	34,132
GDS Holdings Ltd. ADR (a)		983	50,831
Geely Automobile Holdings Ltd.		88,000	139,445
Genscript Biotech Corp. (a)		18,000	41,199
Greentown Service Group Co. Ltd.		18,000	18,989
Haidilao International Holding Ltd. (b)		6,000	23,048
Haitian International Holdings Ltd.		10,000	21,620
Hansoh Pharmaceutical Group Co. Ltd. (b)		8,000	28,323
Hengan International Group Co. Ltd.		12,000	87,410
Huazhu Group Ltd. ADR		2,214	76,383
Hutchison China Meditech Ltd. sponsored ADR (a)		1,005	24,673
HUYA, Inc. ADR (a)		1,258	22,493
Innovent Biolgics, Inc. (a)(b)		15,000	57,537
iQIYI, Inc. ADR (a)		2,212	49,195
JD.com, Inc. sponsored ADR (a)		13,391	504,707
Jiayuan International Group Ltd.		11	4
Kaisa Group Holdings Ltd.		49,000	20,319
Kingboard Chemical Holdings Ltd.		11,500	30,262
Kingboard Laminates Holdings Ltd.		18,500	18,901
Kingdee International Software Group Co. Ltd.		39,000	41,646
Kingsoft Corp. Ltd. (a)		14,000	42,309
KWG Property Holding Ltd.		18,500	23,956
Lee & Man Paper Manufacturing Ltd.		23,000	15,886
Li Ning Co. Ltd.		37,500	109,514
Lijun International Pharmaceutical Holding Ltd.		24,000	21,936
Logan Property Holdings Co. Ltd.		28,000	42,325
Longfor Properties Co. Ltd. (b)		31,000	130,825
Meituan Dianping Class B (a)		17,900	226,611
Melco Crown Entertainment Ltd. sponsored ADR		3,523	71,059
Momo, Inc. ADR		2,793	85,466
NetEase, Inc. ADR		1,287	412,818
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		2,533	307,886
Nexteer Auto Group Ltd.		11,000	8,087
NIO, Inc. sponsored ADR (a)(c)		10,287	38,885
Noah Holdings Ltd. sponsored ADR (a)		559	18,967
Pinduoduo, Inc. ADR (a)		3,517	123,869
Ping An Healthcare and Technology Co. Ltd. (a)(b)		6,100	51,870
Qudian, Inc. ADR (a)		3,091	8,902
Sands China Ltd.		43,200	208,324
Semiconductor Manufacturing International Corp. (a)		56,500	103,166
Shenzhou International Group Holdings Ltd.		13,900	183,756
Shimao Property Holdings Ltd.		21,500	69,380
Shui On Land Ltd.		34,500	6,878
SINA Corp. (a)		995	38,546
Sino Biopharmaceutical Ltd.		123,500	163,091
SOHO China Ltd.		31,000	11,819
Sunac China Holdings Ltd.		44,000	212,215
Sunny Optical Technology Group Co. Ltd.		13,000	206,575
TAL Education Group ADR (a)		6,795	339,071
Tencent Holdings Ltd.		103,400	4,931,167
Tencent Music Entertainment Group ADR (a)		1,222	15,507
Tingyi (Cayman Islands) Holding Corp.		32,000	53,986
Towngas China Co. Ltd.		15,181	9,405
Uni-President China Holdings Ltd.		26,000	26,463
Vipshop Holdings Ltd. ADR (a)		8,039	102,336
Want Want China Holdings Ltd.		100,000	82,545
Weibo Corp. sponsored ADR (a)		1,042	44,410
WH Group Ltd. (b)		172,500	162,340
Wharf Real Estate Investment Co. Ltd.		21,000	108,449
Wuxi Biologics (Cayman), Inc.(a)(b)		10,500	132,803
Wynn Macau Ltd.		28,800	59,779
Xiaomi Corp. Class B (a)(b)		142,800	209,283
Xinyi Solar Holdings Ltd.		52,143	36,440
Yihai International Holding Ltd.		8,000	44,953
Yuzhou Properties Co.		18,409	8,494
YY, Inc. ADR (a)		1,124	68,036
Zhen Ding Technology Holding Ltd.		9,000	34,617
Zhenro Properties Group Ltd.		37,000	22,877
Zhongsheng Group Holdings Ltd. Class H		8,500	31,283
ZTO Express (Cayman), Inc. sponsored ADR		5,296	115,029

TOTAL CAYMAN ISLANDS			21,075,497

Chile - 0.2%
Aguas Andinas SA		45,960	17,229
Banco de Chile		915,256	90,119
Banco de Credito e Inversiones		732	30,561
Banco Santander Chile		1,266,887	62,672
Cencosud SA		24,276	30,030
Colbun SA		131,544	19,149
Compania Cervecerias Unidas SA		2,280	20,128
Compania de Petroleos de Chile SA (COPEC)		7,698	70,074
CorpBanca SA		2,383,336	11,585
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		2,550	16,728
Empresas CMPC SA		17,857	40,944
Enel Chile SA		408,328	38,726
Enersis SA		662,639	130,574
LATAM Airlines Group SA		6,076	50,473
S.A.C.I. Falabella		15,525	60,913

TOTAL CHILE			689,905

China - 3.1%
A-Living Services Co. Ltd. (H Shares) (b)		7,500	24,830
Agricultural Bank of China Ltd.:
(A Shares)		128,500	64,406
(H Shares)		445,000	171,805
Aier Eye Hospital Group Co. Ltd. (A Shares)		4,420	25,118
Air China Ltd.:
(A Shares)		15,500	17,224
(H Shares)		28,000	22,979
Aisino Co. Ltd. (A Shares)		7,600	24,645
Aluminum Corp. of China Ltd.:
(A shares) (a)		63,800	29,694
(H Shares) (a)		68,000	19,880
Angang Steel Co. Ltd. (H Shares)		4	1
Anhui Conch Cement Co. Ltd.:
(A Shares)		3,700	25,066
(H Shares)		23,500	149,993
Anhui Gujing Distillery Co. Ltd. (A Shares)		900	17,993
Anhui Kouzi Distillery Co. Ltd. (A Shares)		1,900	13,700
AVIC Aircraft Co. Ltd. (A Shares)		7,400	17,595
AVIC Aviation Engine Corp. PLC (A Shares)		6,500	19,900
AVIC Capital Co. Ltd. (A Shares)		40,400	25,578
AVIC Jonhon OptronicTechnology Co. Ltd.		2,700	14,447
AviChina Industry & Technology Co. Ltd. (H Shares)		38,000	15,809
Baic Motor Corp. Ltd. (H Shares) (b)		28,000	13,801
Bank Communications Co. Ltd.:
(H Shares)		151,000	96,725
Class A		34,800	27,040
Bank of Beijing Co. Ltd. (A Shares)		36,300	27,929
Bank of Chengdu Co. Ltd. Class A		18,700	22,968
Bank of China Ltd.:
(A Shares)		6,000	3,081
(H Shares)		1,468,000	567,862
Bank of Guiyang Co. Ltd. (A Shares)		19,300	24,285
Bank of Hangzhou Co. Ltd. (A Shares)		21,400	27,756
Bank of Jiangsu Co. Ltd. (A Shares)		22,300	21,972
Bank of Nanjing Co. Ltd. (A Shares)		6,000	6,993
Bank of Ningbo Co. Ltd. (A Shares)		8,000	30,370
Bank of Shanghai Co. Ltd. (A Shares)		8,918	11,260
Baoshan Iron & Steel Co. Ltd. (A Shares)		7,300	5,580
BBMG Corp. (H Shares)		60,000	16,030
Beijing Capital International Airport Co. Ltd. (H Shares)		26,000	20,941
Beijing New Building Materials PLC (A Shares)		4,300	15,786
Beijing Shunxin Agriculture Co. Ltd.		2,000	14,817
Beijing Tongrentang Co. Ltd. (A Shares)		5,400	21,044
BOE Technology Group Co. Ltd. (A Shares)		18,600	12,196
Bohai Leasing Co. Ltd. (A shares) (a)		38,100	18,511
BYD Co. Ltd. (H Shares)		15,500	80,690
Caitong Securities Co. Ltd.		13,900	20,628
CGN Power Co. Ltd. (H Shares) (b)		214,000	52,516
Changchun High & New Technology Industry Group, Inc. (A Shares)		300	21,205
Changjiang Securities Co. Ltd. (A Shares)		17,400	16,768
China Cinda Asset Management Co. Ltd. (H Shares)		179,000	35,801
China CITIC Bank Corp. Ltd. (H Shares)		164,000	85,609
China Coal Energy Co. Ltd. (H Shares)		51,000	17,350
China Communications Construction Co. Ltd. (H Shares)		84,000	59,362
China Communications Services Corp. Ltd. (H Shares)		50,000	33,560
China Construction Bank Corp.:
(A Shares)		20,600	20,330
(H Shares)		1,729,000	1,309,781
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)		25,600	17,872
(H Shares) (a)		30,000	13,660
China Everbright Bank Co. Ltd.:
(A Shares)		66,500	37,716
(H Shares)		34,000	13,640
China Fortune Land Development Co. Ltd. (A Shares)		2,300	8,496
China Galaxy Securities Co. Ltd. (H Shares)		59,000	29,264
China Gezhouba Group Co. Ltd. (A Shares)		20,700	18,523
China Greatwall Technology Group Co. Ltd. (A Shares)		5,000	9,892
China Huarong Asset Management Co. Ltd. (b)		141,000	18,511
China International Capital Corp. Ltd. (H Shares) (b)		20,000	34,636
China International Travel Service Corp. Ltd. (A Shares)		1,600	18,415
China Life Insurance Co. Ltd. (H Shares)		137,000	327,161
China Longyuan Power Grid Corp. Ltd. (H Shares)		52,000	30,746
China Merchants Bank Co. Ltd.:
(A Shares)		7,800	39,863
(H Shares)		83,000	400,190
China Merchants Securities Co. Ltd. (A Shares)		3,800	9,977
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		3,500	8,896
China Minsheng Banking Corp. Ltd.:
(A Shares)		58,500	50,489
(H Shares)		105,400	73,582
China Molybdenum Co. Ltd.:
(H Shares)		75,000	27,508
Class A		19,000	10,822
China National Building Materials Co. Ltd. (H Shares)		63,000	60,225
China National Chemical Engineering Co. Ltd. (A Shares)		24,200	23,843
China National Nuclear Power Co. Ltd. (A Shares)		11,400	7,869
China Northern Rare Earth Group High-Tech Co. Ltd.		3,200	4,704
China Oilfield Services Ltd. (H Shares)		30,000	43,529
China Pacific Insurance (Group) Co. Ltd. (H Shares)		55,600	185,454
China Petroleum & Chemical Corp.:
(A Shares)		18,500	12,919
(H Shares)		460,000	242,246
China Railway Construction Corp. Ltd.:
(A Shares)		17,200	22,854
(H Shares)		38,500	37,566
China Railway Group Ltd.:
(A Shares)		41,400	32,534
(H Shares)		51,000	27,972
China Railway Signal & Communications Corp. (H Shares) (b)		22,000	10,595
China Reinsurance Group Corp. (H Shares)		82,000	11,644
China Shenhua Energy Co. Ltd.:
(A Shares)		13,900	34,012
(H Shares)		51,000	89,624
China Shipbuilding Industry Co. (A Shares)		25,200	17,831
China Shipping Development Co. Ltd.:
(A Shares)		13,300	11,017
(H Shares)		12,000	5,218
China Southern Airlines Ltd.:
(A Shares)		18,700	16,452
(H Shares)		32,000	17,682
China State Construction Engineering Corp. Ltd. (A Shares)		56,900	43,692
China Telecom Corp. Ltd. (H Shares)		262,000	101,941
China Tower Corp. Ltd. (H Shares) (b)		750,000	155,032
China United Network Communications Ltd. (A Shares)		38,500	30,598
China Vanke Co. Ltd.:
(A Shares)		6,800	27,478
(H Shares)		32,400	114,222
China Yangtze Power Co. Ltd. (A Shares)		22,900	55,765
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		69,000	31,547
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		1,200	10,135
CITIC Securities Co. Ltd.:
(A Shares)		5,100	16,768
(H Shares)		46,500	89,337
Contemporary Amperex Technology Co. Ltd.		600	10,955
COSCO Shipping Development Co. Ltd. (H Shares)		37,000	3,915
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		21,200	14,141
(H Shares) (a)		40,500	14,455
CRRC Corp. Ltd.:
(A Shares)		30,000	28,625
(H Shares)		62,000	40,880
CSC Financial Co. Ltd. (A Shares)		3,500	16,073
Daqin Railway Co. Ltd. (A Shares)		6,400	7,049
Datang International Power Generation Co. Ltd. (H Shares)		26,000	4,528
Dong E-E-Jiao Co. Ltd. (A Shares)		3,000	14,513
Dongfang Electric Corp. Ltd. (A Shares)		22,600	28,397
Dongfeng Motor Group Co. Ltd. (H Shares)		54,000	40,353
Dongxing Securities Co. Ltd. (A Shares)		14,600	24,542
East Money Information Co. Ltd. (A Shares)		8,300	17,031
Eve Energy Co. Ltd. (A shares) (a)		1,700	14,385
Everbright Securities Co. Ltd. (A Shares)		11,900	20,399
Focus Media Information Technology Co. Ltd. (A Shares)		7,100	5,827
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		2,500	37,970
Founder Securities Co. Ltd. (A Shares)		20,200	22,491
Foxconn Industrial Internet Co. Ltd. (A Shares)		3,100	8,626
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		8,500	29,481
(H Shares) (b)		7,600	21,748
Gemdale Corp. (A Shares)		10,100	18,708
GF Securities Co. Ltd. (H Shares)		40,600	44,345
Gigadevice Semiconductor Beijing, Inc. (A Shares)		500	19,928
Glodon Co. Ltd. (A Shares)		2,900	16,006
GoerTek, Inc. (A Shares)		2,600	8,556
Great Wall Motor Co. Ltd. (H Shares)		51,000	33,699
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		1,800	16,056
Greenland Holdings Corp. Ltd. (A Shares)		21,600	19,882
Guangdong Haid Group Co. Ltd. (A Shares)		4,100	19,866
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)		8,400	15,180
Guangzhou Automobile Group Co. Ltd.		11,000	16,936
Guangzhou Automobile Group Co. Ltd. (H Shares)		46,000	46,103
Guangzhou Baiyunshan Pharma Health (A Shares)		2,800	14,922
Guangzhou R&F Properties Co. Ltd. (H Shares)		22,400	33,790
Guosen Securities Co. Ltd. (A Shares)		7,300	12,496
Guotai Junan Securities Co. Ltd.:
(A Shares)		9,600	23,223
(H Shares) (b)		11,200	17,857
Haier Smart Home Co. Ltd. (A Shares)		4,200	10,961
Haitong Securities Co. Ltd.:
(A Shares)		7,300	14,390
(H Shares)		55,200	53,344
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		10,300	51,466
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		1,400	14,551
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		4,900	20,076
Hengli Petrochemical Co. Ltd. (A Shares)		4,500	10,838
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		400	5,817
Huadian Power International Corp. Ltd.:
(A Shares)		35,600	17,884
(H Shares)		16,000	5,277
Huadong Medicine Co. Ltd. (A Shares)		1,600	4,710
Hualan Biological Engineer, Inc. (A Shares)		3,500	17,944
Huaneng Power International, Inc. (H Shares)		68,000	32,092
Huaneng Renewables Corp. Ltd. (H Shares)		72,000	29,449
Huatai Securities Co. Ltd. (H Shares) (b)		45,600	71,573
HUAXI Securities Co. Ltd.		17,400	25,611
Huaxia Bank Co. Ltd. (A Shares)		31,700	33,347
Huayu Automotive Systems Co. Ltd. (A Shares)		2,600	9,813
Hundsun Technologies, Inc. (A Shares)		700	8,559
iFlytek Co. Ltd. (A Shares)		4,400	21,713
Industrial & Commercial Bank of China Ltd.:
(A Shares)		28,800	23,384
(H Shares)		1,208,000	801,838
Industrial Bank Co. Ltd. (A Shares)		22,800	59,638
Industrial Securities Co. Ltd. (A Shares)		26,500	25,022
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		8,000	34,377
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		62,400	11,034
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		28,588	22,382
Inspur Electronic Information Industry Co. Ltd. (A Shares)		2,900	13,617
Jiangsu Expressway Co. Ltd. (H Shares)		18,000	22,302
Jiangsu Hengli Hydraulic Co. Ltd.		1,700	12,083
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		5,300	65,886
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		3,300	14,326
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		1,900	28,430
Jiangxi Copper Co. Ltd. (H Shares)		23,000	27,120
Jinke Properties Group Co. Ltd. (A Shares)		14,000	14,039
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		2,600	13,996
Kangmei Pharmaceutical Co. Ltd. (A Shares)		3,200	1,638
Kweichow Moutai Co. Ltd. (A Shares)		1,000	146,872
Legend Holdings Corp.:
(H Shares) (b)		5,700	10,595
rights (a)(d)		438	73
Lens Technology Co. Ltd. (A Shares)		6,200	17,702
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		3,400	15,393
LONGi Green Energy Technology Co. Ltd.		3,100	12,628
Luxshare Precision Industry Co. Ltd. (A Shares)		5,880	36,575
Luzhou Laojiao Co. Ltd. (A Shares)		1,600	18,336
Maanshan Iron & Steel Co. Ltd. (A Shares)		26,900	10,910
Mango Excellent Media Co. Ltd. (A Shares)		3,100	19,756
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		6,900	13,922
Metallurgical Corp. China Ltd. (H Shares)		62,000	12,074
Muyuan Foodstuff Co. Ltd. (A Shares)		1,600	18,203
NARI Technology Co. Ltd. (A Shares)		4,600	11,849
New China Life Insurance Co. Ltd.		3,400	22,517
New China Life Insurance Co. Ltd. (H Shares)		16,300	60,802
O-film Tech Co. Ltd. (A Shares) (a)		6,400	15,767
Orient Securities Co. Ltd. (A Shares)		4,800	6,893
People's Insurance Co. of China Group (H Shares)		136,000	48,661
Perfect World Co. Ltd. (A Shares)		2,600	17,449
PetroChina Co. Ltd.:
(A Shares)		10,000	8,061
(H Shares)		386,000	170,204
PICC Property & Casualty Co. Ltd. (H Shares)		118,000	126,195
Ping An Bank Co. Ltd. (A Shares)		9,800	20,941
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		5,800	66,423
(H Shares)		107,000	1,209,941
Poly Developments & Holdings (A Shares)		17,700	37,676
Postal Savings Bank of China Co. Ltd. (H Shares) (b)		148,000	92,092
Power Construction Corp. of China Ltd. (A Shares)		10,500	6,071
Risesun Real Estate Development Co. Ltd. (A Shares)		16,100	20,472
Rongsheng Petrochemical Co. Ltd. (A Shares)		10,100	16,603
SAIC Motor Corp. Ltd. (A Shares)		12,700	40,383
Sanan Optoelectronics Co. Ltd. (A Shares)		3,300	10,297
Sangfor Technologies, Inc.		600	13,135
Sany Heavy Industry Co. Ltd. (A Shares)		9,500	21,355
SDIC Capital Co. Ltd.		8,100	15,639
SDIC Power Holdings Co. Ltd. (A Shares)		16,800	19,584
Seazen Holdings Co. Ltd. (A Shares)		2,700	12,862
SF Holding Co. Ltd. (A Shares)		2,900	16,069
Shaanxi Coal Industry Co. Ltd. (A Shares)		15,100	17,949
Shandong Gold Mining Co. Ltd. (A Shares)		3,000	14,376
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		36,000	42,928
Shanghai Electric Group Co. Ltd.:
(A Shares)		31,400	21,483
(H Shares)		42,000	12,413
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		5,200	19,106
(H Shares)		9,000	23,932
Shanghai International Airport Co. Ltd. (A Shares)		1,400	13,648
Shanghai International Port Group Co. Ltd. (A Shares)		7,000	5,134
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		92,325	86,649
Shanghai M&G Stationery, Inc. (A Shares)		2,100	14,833
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		17,400	32,404
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		37,900	60,507
Shanghaioriental Pearl Media Co. Ltd.		28,300	42,730
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		700	9,101
Shengyi Technology Co. Ltd.		3,500	11,925
Shennan Circuits Co. Ltd. (A Shares)		600	14,660
Shenwan Hongyuan Group Co. Ltd. (A Shares)		14,000	9,558
Shenzhen Expressway Co. Ltd. (H Shares)		16,000	20,702
Shenzhen Goodix Technology Co. Ltd. (A Shares)		500	23,718
Shenzhen Inovance Technology Co. Ltd. (A Shares)		4,300	17,767
Shenzhen Kangtai Biological Products Co. Ltd.		600	8,537
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		300	7,906
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		23,000	22,905
Shenzhen Sunway Communication Co. Ltd. (A Shares) (a)		2,000	12,034
Sichuan Chuantou Energy Co. Ltd. (A Shares)		15,100	19,724
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		1,400	5,011
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		3,300	8,356
Sinopec Engineering Group Co. Ltd. (H Shares)		23,500	12,663
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		102,000	25,934
Sinopharm Group Co. Ltd. (H Shares)		22,000	71,586
Sinotrans Ltd. (H Shares)		41,000	12,546
Songcheng Performance Development Co. Ltd. (A Shares)		3,400	13,114
Suning.com Co. Ltd. (A Shares)		4,400	6,160
TCL Corp. (A Shares)		39,100	27,609
Tongwei Co. Ltd. (A Shares)		3,000	5,755
Topchoice Medical Corp. (a)		700	10,151
TravelSky Technology Ltd. (H Shares)		19,000	41,116
Tsingtao Brewery Co. Ltd. (H Shares)		8,000	44,249
Walvax Biotechnology Co. Ltd. (A Shares)		1,400	5,669
Wanhua Chemical Group Co. Ltd. (A Shares)		4,900	35,650
Weichai Power Co. Ltd.:
(A Shares)		12,400	23,444
(H Shares)		36,000	63,026
Wens Foodstuffs Group Co. Ltd. (A Shares)		3,500	16,097
Western Securities Co. Ltd. (A Shares)		16,500	21,415
Will Semiconductor Ltd.		800	20,087
Wuchan Zhongda Group Co. Ltd.		36,300	25,847
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		4,400	20,333
Wuliangye Yibin Co. Ltd. (A Shares)		3,200	55,908
WuXi AppTec Co. Ltd.		2,200	29,850
WuXi AppTec Co. Ltd. (H Shares) (b)		2,660	32,219
XCMG Construction Machinery Co. Ltd. (A Shares)		30,200	21,972
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		5,236	8,638
(H Shares)		7,616	7,980
Yanzhou Coal Mining Co. Ltd. (H Shares)		32,000	23,611
Yonghui Superstores Co. Ltd. (A Shares)		13,100	13,979
Yonyou Network Technology Co. Ltd. (A Shares)		3,400	15,326
Yunda Holding Co. Ltd. (A Shares)		3,300	13,772
Yunnan Baiyao Group Co. Ltd. (A Shares)		2,100	25,847
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		1,100	20,014
Zhaojin Mining Industry Co. Ltd. (H Shares)		16,000	18,434
Zhejiang Chint Electric Co. Ltd. (A Shares)		5,800	22,094
Zhejiang Dahua Technology Co. Ltd. (A Shares)		6,800	18,691
Zhejiang Expressway Co. Ltd. (H Shares)		30,000	24,491
Zhejiang Longsheng Group Co. Ltd. (A Shares)		2,600	4,851
Zhejiang NHU Co. Ltd. (A Shares)		5,300	17,702
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		7,100	20,858
Zhejiang Supor Cookware Co. Ltd.		1,500	15,039
Zheshang Securities Co. Ltd.		18,900	27,570
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)		4,000	12,911
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		8,900	29,968
Zijin Mining Group Co. Ltd.:
(A Shares)		33,100	20,249
(H Shares)		112,000	49,146
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		39,900	35,456
ZTE Corp. (H Shares) (a)		20,600	66,002

TOTAL CHINA			12,903,843

Colombia - 0.1%
Bancolombia SA		4,718	58,547
Ecopetrol SA		76,348	70,990
Grupo de Inversiones Suramerica SA		5,171	48,384
Interconexion Electrica SA ESP		7,981	43,872
Inversiones Argos SA		3,671	18,763

TOTAL COLOMBIA			240,556

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		3,257	71,323
Komercni Banka A/S		1,308	45,064
MONETA Money Bank A/S (b)		11,562	42,325

TOTAL CZECH REPUBLIC			158,712

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		85	95,876
Series B		106	126,751
Carlsberg A/S Series B		1,985	290,596
Christian Hansen Holding A/S		1,880	139,915
Coloplast A/S Series B		2,122	268,010
Danske Bank A/S		11,061	185,338
DSV A/S		3,832	417,215
Genmab A/S (a)		1,181	271,855
H Lundbeck A/S		1,209	51,461
ISS Holdings A/S		2,971	72,182
Novo Nordisk A/S Series B		32,034	1,949,964
Novozymes A/S Series B		3,971	207,393
ORSTED A/S (b)		3,434	375,106
Pandora A/S		1,655	85,822
Tryg A/S		2,024	61,400
Vestas Wind Systems A/S		3,331	330,660
William Demant Holding A/S (a)		1,821	59,187

TOTAL DENMARK			4,988,731

Egypt - 0.0%
Commercial International Bank SAE		20,113	108,330
Commercial International Bank SAE sponsored GDR		4,202	22,103
Eastern Tobacco Co.		12,960	12,304
Elsewedy Electric Co.		7,370	5,229

TOTAL EGYPT			147,966

Finland - 0.7%
Elisa Corp. (A Shares)		2,459	148,194
Fortum Corp.		7,908	191,720
Kone OYJ (B Shares)		6,166	398,405
Metso Corp.		2,047	72,897
Neste Oyj		7,735	307,797
Nokia Corp.		102,660	399,625
Nokian Tyres PLC		2,112	56,942
Nordea Bank ABP (Stockholm Stock Exchange)		58,564	461,974
Orion Oyj (B Shares)		1,992	94,268
Sampo Oyj (A Shares)		7,805	353,310
Stora Enso Oyj (R Shares)		10,144	132,302
UPM-Kymmene Corp.		9,556	302,363
Wartsila Corp.		7,722	94,847

TOTAL FINLAND			3,014,644

France - 6.4%
Accor SA		3,120	128,133
Aeroports de Paris		512	97,100
Air Liquide SA		8,492	1,227,855
Alstom SA		3,470	183,911
Amundi SA (b)		1,157	93,992
Arkema SA		1,234	113,618
Atos Origin SA		1,830	152,501
AXA SA		34,753	924,137
bioMerieux SA		686	68,054
BNP Paribas SA		20,308	1,077,696
Bollore SA		17,431	71,025
Bollore SA (a)		79	315
Bouygues SA		4,096	162,310
Bureau Veritas SA		5,163	142,635
Capgemini SA		2,910	362,591
Carrefour SA		10,908	185,153
Casino Guichard Perrachon SA		923	37,527
CNP Assurances		3,518	63,480
Compagnie de St. Gobain		8,785	331,444
Covivio		884	105,099
Credit Agricole SA		20,348	274,905
Danone SA		11,211	897,154
Dassault Aviation SA		42	51,145
Dassault Systemes SA		2,370	411,878
Edenred SA		4,404	238,303
EDF SA		10,332	127,822
Eiffage SA		1,353	157,182
ENGIE		33,130	571,718
Essilor International SA		5,138	764,997
Eurazeo SA		658	47,215
Eutelsat Communications		3,591	53,944
Faurecia SA		1,278	61,188
Gecina SA		813	153,642
Groupe Eurotunnel SA		8,046	142,328
Hermes International SCA		577	432,971
ICADE		493	55,114
Iliad SA (c)		452	59,503
Ingenico SA		1,039	121,222
Ipsen SA		720	53,501
JCDecaux SA		1,707	45,776
Kering SA		1,371	843,882
Klepierre SA		3,581	122,044
L'Oreal SA		4,565	1,275,323
Legrand SA		4,758	382,045
LVMH Moet Hennessy Louis Vuitton SE		5,011	2,182,152
Michelin CGDE Series B		3,149	366,702
Natixis SA		16,032	67,974
Orange SA		36,207	511,821
Pernod Ricard SA		3,873	672,222
Peugeot Citroen SA		10,413	214,918
Publicis Groupe SA		3,964	175,721
Remy Cointreau SA		476	50,257
Renault SA		3,378	132,041
Safran SA		5,904	955,656
Sanofi SA		20,377	1,965,126
Sartorius Stedim Biotech		475	85,394
Schneider Electric SA		9,974	994,673
SCOR SE		3,070	130,846
SEB SA		450	57,942
Societe Generale Series A		14,325	463,553
Sodexo SA		1,576	165,348
SR Teleperformance SA		1,063	267,379
Suez Environnement SA		5,958	97,992
Thales SA		1,902	209,296
Total SA		43,271	2,106,897
Ubisoft Entertainment SA (a)		1,562	118,465
Valeo SA		4,187	125,006
Veolia Environnement SA		9,548	282,520
VINCI SA		9,204	1,022,811
Vivendi SA		15,406	423,050
Wendel SA		469	62,729
Worldline SA (a)(b)		1,735	122,668

TOTAL FRANCE			26,904,537

Germany - 5.0%
adidas AG		3,262	1,033,945
Allianz SE		7,645	1,830,125
BASF AG		16,642	1,123,281
Bayer AG		16,861	1,353,189
Bayerische Motoren Werke AG (BMW)		6,206	442,837
Beiersdorf AG		1,795	203,506
Brenntag AG		2,864	148,906
Carl Zeiss Meditec AG		743	91,055
Commerzbank AG		18,951	109,292
Continental AG		1,964	224,126
Covestro AG (b)		3,117	131,881
Daimler AG (Germany)		16,511	765,513
Delivery Hero AG (a)(b)		2,059	158,980
Deutsche Bank AG		33,615	308,833
Deutsche Borse AG		3,456	563,625
Deutsche Lufthansa AG		4,439	68,086
Deutsche Post AG		18,038	631,659
Deutsche Telekom AG		59,815	968,752
Deutsche Wohnen AG (Bearer)		6,301	266,946
E.ON AG		40,624	460,310
Evonik Industries AG		3,783	103,923
Fraport AG Frankfurt Airport Services Worldwide		740	55,266
Fresenius Medical Care AG & Co. KGaA		3,842	295,392
Fresenius SE & Co. KGaA		7,511	384,225
GEA Group AG		2,917	87,639
Hannover Reuck SE		1,080	210,209
HeidelbergCement Finance AG		2,755	187,237
Henkel AG & Co. KGaA		2,102	194,657
Hochtief AG		401	46,519
Infineon Technologies AG		22,748	488,694
KION Group AG		1,211	76,151
Knorr-Bremse AG		852	93,083
Lanxess AG		1,454	87,594
Merck KGaA		2,327	299,110
Metro Wholesale & Food Specialist AG		3,213	44,881
MTU Aero Engines Holdings AG		935	284,542
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		2,582	762,568
Puma AG		1,458	117,070
RWE AG		10,412	361,896
SAP SE		17,717	2,307,308
Siemens AG		13,814	1,703,794
Siemens Healthineers AG (b)		2,727	128,476
Symrise AG		2,338	240,990
Telefonica Deutschland Holding AG		18,066	54,759
Thyssenkrupp AG		7,506	92,943
TUI AG		302	3,099
TUI AG (GB)		7,227	74,285
Uniper SE		3,614	118,680
United Internet AG		2,061	66,973
Volkswagen AG		605	111,114
Vonovia SE		9,297	531,421
Wirecard AG (c)		2,152	317,905
Zalando SE (a)(b)		2,554	123,016

TOTAL GERMANY			20,940,266

Greece - 0.1%
Alpha Bank AE (a)		22,659	45,586
EFG Eurobank Ergasias SA (a)		51,214	47,342
Ff Group (a)(d)		256	341
Greek Organization of Football Prognostics SA		4,283	53,438
Hellenic Telecommunications Organization SA		4,081	61,101
Jumbo SA		1,734	35,327
Motor Oil (HELLAS) Corinth Refineries SA		1,107	23,572
National Bank of Greece SA (a)		8,731	27,926

TOTAL GREECE			294,633

Hong Kong - 2.3%
AIA Group Ltd.		219,000	2,170,060
Bank of East Asia Ltd.		29,253	63,098
Beijing Enterprises Holdings Ltd.		6,500	28,421
BOC Hong Kong (Holdings) Ltd.		68,000	224,780
BYD Electronic International Co. Ltd.		11,500	22,075
China Agri-Industries Holdings Ltd.		48,000	25,638
China Everbright International Ltd.		69,888	49,570
China Everbright Ltd.		20,000	30,678
China Jinmao Holdings Group Ltd.		98,000	65,515
China Merchants Holdings International Co. Ltd.		18,131	27,890
China Mobile Ltd.		111,000	912,382
China Overseas Land and Investment Ltd.		68,000	218,581
China Power International Development Ltd.		84,000	16,248
China Resources Beer Holdings Co. Ltd.		26,000	120,295
China Resources Pharmaceutical Group Ltd. (b)		27,000	22,590
China Resources Power Holdings Co. Ltd.		32,000	42,960
China Taiping Insurance Group Ltd.		32,200	66,889
China Unicom Ltd.		114,000	95,101
CITIC Pacific Ltd.		111,000	125,517
CLP Holdings Ltd.		28,500	296,387
CNOOC Ltd.		325,000	486,537
CSPC Pharmaceutical Group Ltd.		86,000	188,638
Far East Horizon Ltd.		45,000	39,758
Fosun International Ltd.		50,500	66,784
Galaxy Entertainment Group Ltd.		39,000	255,239
Guangdong Investment Ltd.		50,000	101,484
Hang Lung Properties Ltd.		38,000	79,379
Hang Seng Bank Ltd.		13,900	280,965
Henderson Land Development Co. Ltd.		25,010	112,286
Hong Kong & China Gas Co. Ltd.		181,121	346,608
Hong Kong Exchanges and Clearing Ltd.		21,018	690,598
Hua Hong Semiconductor Ltd. (b)		9,000	21,483
i-CABLE Communications Ltd. (a)		531	5
Lenovo Group Ltd.		130,000	84,825
Link (REIT)		37,500	379,219
MTR Corp. Ltd.		28,544	160,094
New World Development Co. Ltd.		114,070	142,489
PCCW Ltd.		61,000	35,927
Power Assets Holdings Ltd.		24,500	176,876
Shanghai Industrial Holdings Ltd.		5,000	8,807
Shenzhen Investment Ltd.		60,682	20,955
Sino Land Ltd.		55,666	75,864
Sino-Ocean Group Holding Ltd.		53,500	19,239
Sinotruk Hong Kong Ltd.		10,000	17,170
SJM Holdings Ltd.		33,000	36,792
Sun Art Retail Group Ltd.		40,000	47,526
Sun Hung Kai Properties Ltd.		28,500	397,015
Swire Pacific Ltd. (A Shares)		8,500	74,637
Swire Properties Ltd.		22,800	70,781
Techtronic Industries Co. Ltd.		24,500	195,488
Vitasoy International Holdings Ltd.		12,000	43,254
Wharf Holdings Ltd.		19,000	46,935
Wheelock and Co. Ltd.		16,000	97,395
Winteam Pharmaceutical Group Ltd.		36,000	16,635
Yuexiu Property Co. Ltd.		110,000	22,019

TOTAL HONG KONG			9,464,381

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,645	64,839
OTP Bank PLC		4,030	187,059
Richter Gedeon PLC		2,410	51,812

TOTAL HUNGARY			303,710

India - 2.3%
Adani Ports & Special Economic Zone Ltd. (a)		11,039	56,849
Ambuja Cements Ltd.		13,243	37,761
Ashok Leyland Ltd.		19,792	22,642
Asian Paints Ltd.		5,467	136,999
Aurobindo Pharma Ltd.		4,598	30,532
Avenue Supermarts Ltd. (a)(b)		1,982	59,033
Axis Bank Ltd.		37,884	385,627
Bajaj Auto Ltd.		1,790	79,331
Bajaj Finance Ltd.		2,964	180,169
Bajaj Finserv Ltd.		689	90,583
Bandhan Bank Ltd. (b)		6,491	40,737
Berger Paints India Ltd.		5,431	42,468
Bharat Forge Ltd.		3,016	20,644
Bharat Petroleum Corp. Ltd.		12,135	77,624
Bharti Airtel Ltd. (a)		44,305	303,393
Bharti Infratel Ltd.		4,557	15,828
Bosch Ltd.		89	17,243
Britannia Industries Ltd.		912	40,693
Cipla Ltd.		5,668	35,304
Coal India Ltd.		25,089	63,499
Colgate-Palmolive Ltd.		1,678	31,108
Container Corp. of India Ltd.		2,700	21,421
Dabur India Ltd.		11,122	76,934
Divi's Laboratories Ltd.		1,132	30,817
DLF Ltd.		12,340	44,768
Dr. Reddy's Laboratories Ltd.		2,312	100,898
Eicher Motors Ltd.		237	66,976
GAIL India Ltd. (a)		24,872	41,820
Godrej Consumer Products Ltd.		5,472	51,392
Grasim Industries Ltd.		4,648	50,523
Havells India Ltd.		4,014	33,779
HCL Technologies Ltd.		19,786	163,563
HDFC Asset Management Co. Ltd. (b)		787	34,789
HDFC Standard Life Insurance Co. Ltd. (b)		9,557	79,908
Hero Motocorp Ltd.		1,976	68,831
Hindalco Industries Ltd.		24,088	63,374
Hindustan Petroleum Corp. Ltd.		10,019	32,579
Hindustan Unilever Ltd.		11,595	328,935
Housing Development Finance Corp. Ltd.		29,034	978,526
ICICI Bank Ltd.		85,635	629,251
ICICI Lombard General Insurance Co. Ltd. (b)		3,310	60,194
ICICI Prudential Life Insurance Co. Ltd. (b)		6,226	44,365
Indian Oil Corp. Ltd.		37,395	59,234
Info Edge India Ltd.		1,245	49,495
Infosys Ltd.		56,775	618,298
Infosys Ltd. sponsored ADR		4,735	51,896
InterGlobe Aviation Ltd. (a)(b)		1,526	29,360
ITC Ltd.		63,423	208,205
JSW Steel Ltd.		16,173	56,222
Larsen & Toubro Ltd.		8,888	169,780
LIC Housing Finance Ltd.		5,808	35,358
Lupin Ltd.		4,076	40,798
Mahindra & Mahindra Financial Services Ltd.		7,101	36,503
Mahindra & Mahindra Ltd.		13,592	107,514
Marico Ltd.		6,091	26,830
Maruti Suzuki India Ltd.		1,953	188,081
Motherson Sumi Systems Ltd. (a)		15,831	29,334
Nestle India Ltd.		357	76,527
NTPC Ltd.		36,688	57,872
Oil & Natural Gas Corp. Ltd.		48,863	74,145
Page Industries Ltd.		79	26,952
Petronet LNG Ltd.		8,132	30,246
Pidilite Industries Ltd.		1,685	35,572
Piramal Enterprises Ltd.		1,964	42,313
Power Grid Corp. of India Ltd.		33,760	87,011
Rec Ltd.		11,242	22,524
Reliance Industries Ltd.		51,454	1,012,100
SBI Life Insurance Co. Ltd. (b)		6,371	88,224
Shree Cement Ltd.		191	61,356
Shriram Transport Finance Co. Ltd.		3,097	44,059
Siemens India Ltd.		1,738	36,378
State Bank of India (a)		31,178	138,242
Sun Pharmaceutical Industries Ltd.		15,666	94,993
Tata Consultancy Services Ltd.		16,270	466,584
Tata Motors Ltd. (a)		30,398	74,349
Tata Power Co. Ltd.		18,370	14,866
Tata Steel Ltd.		6,621	40,237
Tech Mahindra Ltd.		8,869	98,665
Titan Co. Ltd.		5,387	88,986
Ultratech Cemco Ltd.		1,989	122,557
United Spirits Ltd. (a)		4,679	40,418
UPL Ltd.		10,118	74,240
Vedanta Ltd. (a)		33,209	63,427
Wipro Ltd.		22,076	73,226
Zee Entertainment Enterprises Ltd. (a)		15,573	57,815

TOTAL INDIA			9,622,502

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk		164,700	20,720
PT Adaro Energy Tbk		208,200	18,504
PT Astra International Tbk		359,300	165,866
PT Bank Central Asia Tbk		184,200	435,269
PT Bank Mandiri (Persero) Tbk		337,600	184,598
PT Bank Negara Indonesia (Persero) Tbk		141,000	73,875
PT Bank Rakyat Indonesia Tbk		981,600	319,123
PT Bank Tabungan Negara Tbk		60,700	8,262
PT Barito Pacific Tbk (a)		437,000	41,657
PT Bumi Serpong Damai Tbk (a)		121,200	9,827
PT Charoen Pokphand Indonesia Tbk		122,600	59,423
PT Gudang Garam Tbk		7,900	32,188
PT Hanjaya Mandala Sampoerna Tbk		154,100	23,201
PT Indah Kiat Pulp & Paper Tbk		46,100	22,602
PT Indocement Tunggal Prakarsa Tbk		30,000	35,951
PT Indofood CBP Sukses Makmur Tbk		40,100	33,276
PT Indofood Sukses Makmur Tbk		70,000	40,109
PT Jasa Marga Tbk		32,800	10,997
PT Kalbe Farma Tbk		362,600	37,824
PT Pabrik Kertas Tjiwi Kimia Tbk		23,500	15,590
PT Pakuwon Jati Tbk		192,000	7,287
PT Perusahaan Gas Negara Tbk Series B		177,600	22,011
PT Semen Gresik (Persero) Tbk		47,900	41,729
PT Tambang Batubara Bukit Asam Tbk		41,200	6,619
PT Telekomunikasi Indonesia Tbk Series B		944,200	261,899
PT Unilever Indonesia Tbk		140,000	81,318
PT United Tractors Tbk		31,800	44,437
PT XL Axiata Tbk (a)		81,300	17,171

TOTAL INDONESIA			2,071,333

Ireland - 0.4%
AIB Group PLC		13,899	40,911
Bank Ireland Group PLC		17,931	87,778
CRH PLC		13,325	500,312
CRH PLC sponsored ADR		1,081	40,635
DCC PLC (United Kingdom)		1,764	142,836
James Hardie Industries PLC CDI		7,771	163,391
Kerry Group PLC Class A		2,910	372,112
Kingspan Group PLC (Ireland)		2,819	173,985
Paddy Power Betfair PLC (Ireland)		1,447	164,492
Smurfit Kappa Group PLC		3,915	135,816

TOTAL IRELAND			1,822,268

Isle of Man - 0.0%
Gaming VC Holdings SA		10,860	125,796
NEPI Rockcastle PLC		6,650	54,721

TOTAL ISLE OF MAN			180,517

Israel - 0.4%
Azrieli Group		708	52,318
Bank Hapoalim BM (Reg.)		20,843	179,691
Bank Leumi le-Israel BM		27,108	195,839
Check Point Software Technologies Ltd. (a)		2,174	248,510
CyberArk Software Ltd. (a)		720	99,526
Elbit Systems Ltd. (Israel)		416	63,892
Israel Chemicals Ltd.		12,468	52,787
Israel Discount Bank Ltd. (Class A)		21,357	97,353
Mizrahi Tefahot Bank Ltd.		2,321	63,433
NICE Systems Ltd. (a)		1,018	176,412
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		19,343	201,167
Wix.com Ltd. (a)		811	115,722

TOTAL ISRAEL			1,546,650

Italy - 1.2%
Assicurazioni Generali SpA		19,775	385,884
Atlantia SpA		9,041	222,297
Davide Campari-Milano SpA		10,804	104,604
Enel SpA		146,444	1,276,453
Eni SpA		45,985	644,139
FinecoBank SpA		11,136	130,605
Intesa Sanpaolo SpA		269,052	668,195
Leonardo SpA		6,854	84,984
Mediobanca SpA		11,326	113,201
Moncler SpA		3,154	136,420
Pirelli & C. SpA (b)		6,856	33,243
Poste Italiane SpA (b)		8,885	101,988
Prysmian SpA		4,071	90,660
Recordati SpA		2,073	88,813
Snam Rete Gas SpA		38,154	204,676
Telecom Italia SpA (a)		146,208	78,936
Terna SpA		24,867	173,636
UniCredit SpA		35,379	474,062

TOTAL ITALY			5,012,796

Japan - 15.2%
ABC-MART, Inc.		700	44,909
ACOM Co. Ltd.		9,500	44,499
Advantest Corp.		3,500	182,598
AEON Co. Ltd.		11,900	243,397
AEON Financial Service Co. Ltd.		2,400	37,494
AEON MALL Co. Ltd.		1,500	24,924
Agc, Inc.		3,100	104,496
Air Water, Inc.		3,600	49,446
Aisin Seiki Co. Ltd.		3,000	99,870
Ajinomoto Co., Inc.		8,200	135,053
Alfresa Holdings Corp.		3,700	74,341
Alps Electric Co. Ltd.		3,600	64,630
Amada Holdings Co. Ltd.		6,500	67,697
Ana Holdings, Inc.		2,000	62,468
Aozora Bank Ltd.		2,300	61,975
Asahi Group Holdings		6,400	296,691
ASAHI INTECC Co. Ltd.		3,300	90,924
Asahi Kasei Corp.		22,400	229,115
Astellas Pharma, Inc.		34,400	607,852
Bandai Namco Holdings, Inc.		3,500	203,380
Bank of Kyoto Ltd.		900	35,969
Benesse Holdings, Inc.		1,200	32,964
Bridgestone Corp.		10,500	371,900
Brother Industries Ltd.		4,100	79,181
Calbee, Inc.		1,300	42,511
Canon, Inc.		18,000	472,038
Casio Computer Co. Ltd.		3,200	59,313
Central Japan Railway Co.		2,600	510,332
Chiba Bank Ltd.		10,800	58,564
Chubu Electric Power Co., Inc.		11,800	160,252
Chugai Pharmaceutical Co. Ltd.		4,000	409,715
Chugoku Electric Power Co., Inc.		4,600	60,712
Coca-Cola West Co. Ltd.		2,100	55,274
Concordia Financial Group Ltd.		21,800	82,177
Credit Saison Co. Ltd.		2,600	41,707
CyberAgent, Inc.		1,700	67,744
Dai Nippon Printing Co. Ltd.		4,400	121,328
Dai-ichi Mutual Life Insurance Co.		19,200	284,951
Daicel Chemical Industries Ltd.		5,200	49,225
Daifuku Co. Ltd.		1,800	108,380
Daiichi Sankyo Kabushiki Kaisha		10,300	696,044
Daikin Industries Ltd.		4,500	634,083
Dainippon Sumitomo Pharma Co. Ltd.		2,900	49,782
Daito Trust Construction Co. Ltd.		1,300	153,136
Daiwa House Industry Co. Ltd.		10,000	314,824
Daiwa House REIT Investment Corp.		34	90,713
Daiwa Securities Group, Inc.		27,800	140,592
DENSO Corp.		8,000	328,177
Dentsu Group, Inc.		4,000	132,556
Disco Corp.		500	115,172
East Japan Railway Co.		5,500	484,284
Eisai Co. Ltd.		4,600	346,664
Electric Power Development Co. Ltd.		2,800	63,144
FamilyMart Co. Ltd.		4,500	98,416
Fanuc Corp.		3,500	637,455
Fast Retailing Co. Ltd.		1,100	591,664
Fuji Electric Co. Ltd.		2,200	64,420
Fujifilm Holdings Corp.		6,400	317,853
Fujitsu Ltd.		3,600	380,638
Fukuoka Financial Group, Inc.		2,900	50,255
GMO Payment Gateway, Inc.		700	45,012
Hakuhodo DY Holdings, Inc.		4,500	63,761
Hamamatsu Photonics K.K.		2,600	109,931
Hankyu Hanshin Holdings, Inc.		4,000	162,289
Hikari Tsushin, Inc.		400	98,322
Hino Motors Ltd.		5,800	54,311
Hirose Electric Co. Ltd.		610	75,658
Hisamitsu Pharmaceutical Co., Inc.		1,100	55,627
Hitachi Chemical Co. Ltd.		1,900	79,540
Hitachi Construction Machinery Co. Ltd.		2,100	56,276
Hitachi High-Technologies Corp.		1,200	85,800
Hitachi Ltd.		17,500	666,531
Hitachi Metals Ltd.		3,600	55,330
Honda Motor Co. Ltd.		29,600	757,032
Hoshizaki Corp.		1,000	91,992
Hoya Corp.		6,900	660,367
Hulic Co. Ltd.		5,000	60,623
Idemitsu Kosan Co. Ltd.		3,766	93,993
IHI Corp.		2,700	63,946
Iida Group Holdings Co. Ltd.		3,000	50,561
INPEX Corp.		18,300	170,815
Isetan Mitsukoshi Holdings Ltd.		6,800	53,088
Isuzu Motors Ltd.		10,400	101,894
Itochu Corp.		24,200	565,336
ITOCHU Techno-Solutions Corp.		1,600	47,118
J. Front Retailing Co. Ltd.		4,600	55,370
Japan Airlines Co. Ltd.		1,900	53,448
Japan Airport Terminal Co. Ltd.		800	36,871
Japan Exchange Group, Inc.		8,800	157,709
Japan Post Bank Co. Ltd.		7,400	68,494
Japan Post Holdings Co. Ltd.		28,600	260,165
Japan Post Insurance Co. Ltd.		4,200	70,869
Japan Prime Realty Investment Corp.		15	69,395
Japan Real Estate Investment Corp.		23	167,954
Japan Retail Fund Investment Corp.		47	100,571
Japan Tobacco, Inc.		21,900	463,064
JFE Holdings, Inc.		8,500	100,656
JGC Corp.		4,000	57,464
JSR Corp.		3,700	65,901
JTEKT Corp.		4,400	46,658
JX Holdings, Inc.		57,600	244,983
Kajima Corp.		8,300	105,297
Kakaku.com, Inc.		2,500	65,311
Kamigumi Co. Ltd.		2,200	47,009
Kansai Electric Power Co., Inc.		12,700	142,530
Kansai Paint Co. Ltd.		3,200	76,601
Kao Corp.		8,700	693,887
Kawasaki Heavy Industries Ltd.		2,800	55,201
KDDI Corp.		31,700	957,945
Keihan Electric Railway Co., Ltd.		1,700	76,876
Keihin Electric Express Railway Co. Ltd.		3,900	71,791
Keio Corp.		1,900	108,680
Keisei Electric Railway Co.		2,300	83,207
Keyence Corp.		3,300	1,109,318
Kikkoman Corp.		2,800	135,681
Kintetsu Group Holdings Co. Ltd.		3,100	163,380
Kirin Holdings Co. Ltd.		15,100	331,634
Kobayashi Pharmaceutical Co. Ltd.		900	72,467
Koito Manufacturing Co. Ltd.		1,800	78,114
Komatsu Ltd.		16,200	358,199
Konami Holdings Corp.		1,600	61,964
Konica Minolta, Inc.		7,700	47,002
Kose Corp.		600	77,257
Kubota Corp.		18,600	291,269
Kuraray Co. Ltd.		6,800	81,739
Kurita Water Industries Ltd.		2,000	58,487
Kyocera Corp.		5,700	374,526
Kyowa Hakko Kirin Co., Ltd.		4,100	96,388
Kyushu Electric Power Co., Inc.		6,900	56,820
Kyushu Railway Co.		2,900	94,886
Lawson, Inc.		800	46,303
LINE Corp. (a)		1,000	49,276
Lion Corp.		3,800	72,187
LIXIL Group Corp.		5,000	83,137
M3, Inc.		7,830	227,894
Makita Corp.		3,900	149,173
Marubeni Corp.		27,100	194,730
Marui Group Co. Ltd.		3,200	74,009
Maruichi Steel Tube Ltd.		1,000	27,747
Mazda Motor Corp.		10,500	88,135
McDonald's Holdings Co. (Japan) Ltd.		1,100	52,285
Mebuki Financial Group, Inc.		19,000	42,106
Medipal Holdings Corp.		3,400	72,046
Meiji Holdings Co. Ltd.		2,000	140,748
Mercari, Inc. (a)		1,300	22,640
Minebea Mitsumi, Inc.		6,100	118,499
Misumi Group, Inc.		5,200	129,029
Mitsubishi Chemical Holdings Corp.		23,600	170,557
Mitsubishi Corp.		24,500	628,073
Mitsubishi Electric Corp.		33,300	461,710
Mitsubishi Estate Co. Ltd.		21,300	417,149
Mitsubishi Gas Chemical Co., Inc.		3,200	48,448
Mitsubishi Heavy Industries Ltd.		5,800	211,569
Mitsubishi Materials Corp.		2,300	57,847
Mitsubishi Motors Corp. of Japan		14,000	52,160
Mitsubishi UFJ Financial Group, Inc.		221,200	1,135,777
Mitsubishi UFJ Lease & Finance Co. Ltd.		6,700	41,966
Mitsui & Co. Ltd.		30,100	535,347
Mitsui Chemicals, Inc.		3,800	83,453
Mitsui Fudosan Co. Ltd.		16,100	426,417
Mitsui OSK Lines Ltd.		1,900	45,685
Mizuho Financial Group, Inc.		433,000	642,109
MonotaRO Co. Ltd.		2,400	57,571
MS&AD Insurance Group Holdings, Inc.		8,400	278,987
Murata Manufacturing Co. Ltd.		10,400	588,794
Nabtesco Corp.		2,200	63,040
Nagoya Railroad Co. Ltd.		3,300	96,816
NEC Corp.		4,400	195,859
New Hampshire Foods Ltd.		1,600	70,235
Nexon Co. Ltd. (a)		8,900	120,532
NGK Insulators Ltd.		4,900	82,157
NGK Spark Plug Co. Ltd.		3,000	52,714
Nidec Corp.		4,000	503,083
Nikon Corp.		5,300	63,997
Nintendo Co. Ltd.		2,000	735,711
Nippon Building Fund, Inc.		24	194,417
Nippon Express Co. Ltd.		1,500	78,164
Nippon Paint Holdings Co. Ltd.		2,600	124,283
Nippon Prologis REIT, Inc.		36	103,491
Nippon Shinyaku Co. Ltd.		900	79,793
Nippon Steel & Sumitomo Metal Corp.		14,900	206,745
Nippon Telegraph & Telephone Corp.		23,000	586,432
Nippon Yusen KK		2,700	42,995
Nissan Chemical Corp.		2,400	99,177
Nissan Motor Co. Ltd.		41,300	224,106
Nisshin Seifun Group, Inc.		3,300	56,347
Nissin Food Holdings Co. Ltd.		1,200	90,070
Nitori Holdings Co. Ltd.		1,400	217,561
Nitto Denko Corp.		2,940	163,429
NKSJ Holdings, Inc.		6,000	224,183
Nomura Holdings, Inc.		58,700	300,509
Nomura Real Estate Holdings, Inc.		2,000	49,252
Nomura Real Estate Master Fund, Inc.		75	131,907
Nomura Research Institute Ltd.		6,100	134,235
NSK Ltd.		6,000	50,047
NTT Data Corp.		11,700	164,352
NTT DOCOMO, Inc.		23,800	676,215
Obayashi Corp.		11,600	127,217
OBIC Co. Ltd.		1,200	163,514
Odakyu Electric Railway Co. Ltd.		5,600	124,216
Oji Holdings Corp.		16,800	85,354
Olympus Corp.		21,100	340,918
OMRON Corp.		3,500	200,427
Ono Pharmaceutical Co. Ltd.		7,000	161,188
Oracle Corp. Japan		700	60,590
Oriental Land Co. Ltd.		3,700	481,869
ORIX Corp.		23,400	395,284
ORIX JREIT, Inc.		47	99,303
Osaka Gas Co. Ltd.		6,800	115,069
Otsuka Corp.		1,800	70,191
Otsuka Holdings Co. Ltd.		6,900	306,535
Pan Pacific International Hold		7,990	128,933
Panasonic Corp.		40,400	401,496
Park24 Co. Ltd.		2,000	50,225
PeptiDream, Inc. (a)		1,800	85,208
Persol Holdings Co., Ltd.		3,000	53,635
Pigeon Corp.		1,900	67,055
Pola Orbis Holdings, Inc.		1,500	32,497
Rakuten, Inc.		14,800	114,174
Recruit Holdings Co. Ltd.		24,500	954,919
Renesas Electronics Corp. (a)		14,100	88,708
Resona Holdings, Inc.		38,200	157,531
Ricoh Co. Ltd.		11,500	130,484
Rinnai Corp.		600	42,769
ROHM Co. Ltd.		1,700	122,290
Ryohin Keikaku Co. Ltd.		4,600	76,906
Sankyo Co. Ltd. (Gunma)		800	26,877
Santen Pharmaceutical Co. Ltd.		6,700	124,959
SBI Holdings, Inc. Japan		4,200	97,359
Secom Co. Ltd.		3,800	333,460
Sega Sammy Holdings, Inc.		3,200	43,575
Seibu Holdings, Inc.		3,300	51,439
Seiko Epson Corp.		5,300	77,498
Sekisui Chemical Co. Ltd.		6,800	113,257
Sekisui House Ltd.		11,400	245,125
Seven & i Holdings Co. Ltd.		13,700	525,304
Seven Bank Ltd.		9,200	27,513
SG Holdings Co. Ltd.		2,500	52,858
Sharp Corp.		3,400	46,122
Shimadzu Corp.		4,100	115,066
Shimamura Co. Ltd.		400	30,053
SHIMANO, Inc.		1,400	214,658
SHIMIZU Corp.		10,200	104,620
Shin-Etsu Chemical Co. Ltd.		6,600	754,801
Shinsei Bank Ltd.		3,300	50,527
Shionogi & Co. Ltd.		4,900	291,423
Shiseido Co. Ltd.		7,200	463,540
Shizuoka Bank Ltd.		8,300	58,269
Showa Denko K.K.		2,800	66,955
SMC Corp.		1,000	431,669
SoftBank Corp.		29,700	407,457
SoftBank Corp.		28,300	1,142,600
Sohgo Security Services Co., Ltd.		1,300	67,472
Sony Corp.		23,000	1,608,319
Sony Financial Holdings, Inc.		2,500	57,560
Square Enix Holdings Co. Ltd.		1,700	83,452
Stanley Electric Co. Ltd.		2,500	64,388
Subaru Corp.		10,800	270,135
Sumco Corp.		4,600	70,340
Sumitomo Chemical Co. Ltd.		26,300	111,754
Sumitomo Corp.		21,000	312,368
Sumitomo Electric Industries Ltd.		13,300	177,311
Sumitomo Heavy Industries Ltd.		2,200	57,633
Sumitomo Metal Mining Co. Ltd.		4,300	122,251
Sumitomo Mitsui Financial Group, Inc.		23,800	836,794
Sumitomo Mitsui Trust Holdings, Inc.		5,900	217,533
Sumitomo Realty & Development Co. Ltd.		6,000	220,893
Sumitomo Rubber Industries Ltd.		2,700	29,666
Sundrug Co. Ltd.		1,200	40,666
Suntory Beverage & Food Ltd.		2,600	110,080
Suzuken Co. Ltd.		1,300	49,842
Suzuki Motor Corp.		6,500	297,413
Sysmex Corp.		3,000	214,621
T&D Holdings, Inc.		10,000	106,593
Taiheiyo Cement Corp.		2,300	61,904
Taisei Corp.		3,600	143,726
Taisho Pharmaceutical Holdings Co. Ltd.		600	42,388
Taiyo Nippon Sanso Corp.		2,100	46,030
Takeda Pharmaceutical Co. Ltd.		27,077	1,039,849
TDK Corp.		2,292	242,667
Teijin Ltd.		3,600	64,364
Terumo Corp.		11,700	421,150
THK Co. Ltd.		2,300	57,341
Tobu Railway Co. Ltd.		3,400	119,772
Toho Co. Ltd.		1,900	69,994
Toho Gas Co. Ltd.		1,200	46,358
Tohoku Electric Power Co., Inc.		7,200	67,486
Tokio Marine Holdings, Inc.		11,500	624,234
Tokyo Century Corp.		700	35,609
Tokyo Electric Power Co., Inc. (a)		27,600	109,293
Tokyo Electron Ltd.		2,800	615,849
Tokyo Gas Co. Ltd.		7,100	156,101
Tokyu Corp.		9,200	162,125
Tokyu Fudosan Holdings Corp.		10,400	73,313
Toppan Printing Co. Ltd.		4,700	93,671
Toray Industries, Inc.		25,500	166,855
Toshiba Corp.		8,700	278,055
Tosoh Corp.		5,100	71,935
Toto Ltd.		2,700	109,713
Toyo Seikan Group Holdings Ltd.		2,400	40,602
Toyo Suisan Kaisha Ltd.		1,800	75,413
Toyoda Gosei Co. Ltd.		1,000	22,689
Toyota Industries Corp.		2,600	140,628
Toyota Motor Corp.		41,100	2,857,589
Toyota Tsusho Corp.		3,900	134,831
Trend Micro, Inc.		2,400	125,401
Tsuruha Holdings, Inc.		700	85,681
Unicharm Corp.		7,200	246,410
United Urban Investment Corp.		53	94,941
USS Co. Ltd.		4,100	74,413
Welcia Holdings Co. Ltd.		800	43,931
West Japan Railway Co.		2,900	245,369
Yahoo! Japan Corp.		47,300	187,873
Yakult Honsha Co. Ltd.		2,100	105,620
Yamada Denki Co. Ltd.		12,500	63,003
Yamaha Corp.		2,500	127,717
Yamaha Motor Co. Ltd.		4,700	87,221
Yamato Holdings Co. Ltd.		5,600	89,674
Yamazaki Baking Co. Ltd.		2,000	38,061
Yaskawa Electric Corp.		4,200	143,773
Yokogawa Electric Corp.		4,400	76,560
Yokohama Rubber Co. Ltd.		2,000	33,994
Zozo, Inc.		1,900	31,646

TOTAL JAPAN			63,648,871

Korea (South) - 2.7%
AMOREPACIFIC Corp.		557	85,915
AMOREPACIFIC Group, Inc.		472	28,136
BGF Retail Co. Ltd.		113	15,499
BS Financial Group, Inc.		4,458	25,057
Celltrion Healthcare Co. Ltd. (a)		878	41,148
Celltrion, Inc. (a)		1,708	231,861
Cheil Industries, Inc.		1,590	142,588
Cheil Worldwide, Inc.		1,027	18,094
CJ CheilJedang Corp.		137	26,943
CJ Corp.		198	13,595
CJ O Shopping Co. Ltd.		213	24,278
Daelim Industrial Co.		589	39,439
Daewoo Engineering & Construction Co. Ltd. (a)		2,565	9,238
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		518	10,591
Db Insurance Co. Ltd.		1,087	38,341
Doosan Bobcat, Inc.		919	23,548
E-Mart Co. Ltd.		363	33,345
Fila Holdings Corp.		906	33,055
GS Engineering & Construction Corp.		814	18,824
GS Holdings Corp.		812	30,843
GS Retail Co. Ltd.		369	12,182
Hana Financial Group, Inc.		5,624	154,883
Hankook Tire Co. Ltd.		1,203	28,607
Hanmi Pharm Co. Ltd.		109	25,278
Hanon Systems		3,089	26,974
Hanwha Corp.		731	13,089
Hanwha Life Insurance Co. Ltd.		2,972	5,044
Hanwha Solutions Corp.		1,727	23,877
HDC Hyundai Development Co.		456	7,878
HDC Hyundai Development Co. rights 3/6/20 (a)		228	524
HLB, Inc. (a)		619	46,784
Hotel Shilla Co.		696	50,098
Hyundai Department Store Co. Ltd.		459	29,690
Hyundai Engineering & Construction Co. Ltd.		1,574	49,519
Hyundai Fire & Marine Insurance Co. Ltd.		900	16,453
Hyundai Glovis Co. Ltd.		317	38,748
Hyundai Heavy Industries Co. Ltd. (a)		646	60,661
Hyundai Mobis		1,189	226,575
Hyundai Motor Co.		1,669	172,661
Hyundai Robotics Co. Ltd.		160	36,286
Hyundai Steel Co.		1,245	29,102
Industrial Bank of Korea		5,784	51,637
ING Life Insurance Korea Ltd. (b)		466	10,069
Kakao Corp.		1,002	131,624
Kangwon Land, Inc.		1,995	45,766
KB Financial Group, Inc.		7,185	263,385
KCC Corp.		69	11,523
KCC Glass Corp. (a)		64	1,808
Kia Motors Corp.		4,535	153,712
KMW Co. Ltd. (a)		571	23,059
Korea Aerospace Industries Ltd.		1,194	29,750
Korea Electric Power Corp. (a)		4,991	105,217
Korea Express Co. Ltd. (a)		151	18,283
Korea Gas Corp.		377	10,180
Korea Investment Holdings Co. Ltd.		744	40,778
Korea Zinc Co. Ltd.		142	44,891
Korean Air Lines Co. Ltd.		866	16,919
KT&G Corp.		2,109	167,007
Kumho Petro Chemical Co. Ltd.		268	14,460
LG Chemical Ltd.		720	200,067
LG Corp.		1,788	104,709
LG Display Co. Ltd. (a)		3,866	48,800
LG Electronics, Inc.		1,944	105,636
LG Household & Health Care Ltd.		176	183,443
LG Innotek Co. Ltd.		250	31,047
LG Telecom Ltd.		1,777	19,600
Lotte Chemical Corp.		279	43,610
Lotte Confectionery Co. Ltd.		319	9,328
Lotte Shopping Co. Ltd.		145	13,873
Medy-Tox, Inc.		63	16,852
Meritz Securities Co. Ltd.		5,373	16,263
Mirae Asset Daewoo Co. Ltd.		6,523	36,942
NAVER Corp.		2,566	381,335
NCSOFT Corp.		311	164,179
Netmarble Corp. (a)(b)		486	35,914
Oci Co. Ltd.		238	10,949
Orion Corp./Republic of Korea		386	32,855
Ottogi Corp.		18	7,577
Pearl Abyss Corp. (a)		89	13,398
POSCO		1,429	257,990
POSCO Chemtech Co. Ltd.		330	15,549
Posco International Corp.		544	7,593
S-Oil Corp.		899	56,402
S1 Corp.		306	23,098
Samsung Biologics Co. Ltd. (a)(b)		315	126,165
Samsung Card Co. Ltd.		466	14,729
Samsung Electro-Mechanics Co. Ltd.		1,126	115,045
Samsung Electronics Co. Ltd.		86,838	4,009,489
Samsung Engineering Co. Ltd. (a)		2,512	35,614
Samsung Fire & Marine Insurance Co. Ltd.		566	99,307
Samsung Heavy Industries Co. Ltd. (a)		7,638	41,909
Samsung Life Insurance Co. Ltd.		1,324	76,348
Samsung SDI Co. Ltd.		994	225,486
Samsung SDS Co. Ltd.		607	97,496
Samsung Securities Co. Ltd.		877	25,532
Shinhan Financial Group Co. Ltd.		8,124	264,192
Shinsegae Co. Ltd.		125	27,626
SK C&C Co. Ltd.		671	130,719
SK Energy Co. Ltd.		1,027	110,149
SK Hynix, Inc.		9,954	754,733
SK Telecom Co. Ltd.		330	62,997
STX Pan Ocean Co. Ltd. (Korea) (a)		4,268	14,024
ViroMed Co. Ltd.		331	20,963
Woongjin Coway Co. Ltd.		977	71,436
Woori Financial Group, Inc. (a)		8,931	75,134
Woori Investment & Securities Co. Ltd.		2,248	20,407
Yuhan Corp.		149	26,936

TOTAL KOREA (SOUTH)			11,368,764

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		12,070	178,787
Aroundtown SA		16,444	155,673
Eurofins Scientific SA		209	112,651
Globant SA (a)		580	71,166
Millicom International Cellular SA (depository receipt)		1,684	79,662
Reinet Investments SCA		2,394	51,458
SES SA (France) (depositary receipt)		6,455	79,500
Tenaris SA		8,516	88,009

TOTAL LUXEMBOURG			816,906

Malaysia - 0.5%
AirAsia Group BHD		23,400	8,133
AMMB Holdings Bhd		27,600	24,841
Axiata Group Bhd		50,860	53,146
British American Tobacco (Malaysia) Bhd		2,200	6,314
Bumiputra-Commerce Holdings Bhd		88,342	105,991
Dialog Group Bhd		59,000	46,912
DiGi.com Bhd		62,400	64,094
Fraser & Neave Holdings BHD		2,500	20,047
Gamuda Bhd		31,100	29,169
Genting Bhd		35,400	47,382
Genting Malaysia Bhd		50,000	36,670
Genting Plantations Bhd		1,900	4,840
Hap Seng Consolidated Bhd		8,000	18,757
Hartalega Holdings Bhd		25,700	37,071
Hong Leong Bank Bhd		13,700	53,314
Hong Leong Credit Bhd		3,600	14,175
IHH Healthcare Bhd		34,400	47,665
IJM Corp. Bhd		42,700	21,946
IOI Corp. Bhd		30,200	33,298
Kuala Lumpur Kepong Bhd		6,500	36,060
Malayan Banking Bhd		62,099	127,504
Malaysia Airports Holdings Bhd		16,000	26,214
Maxis Bhd		49,600	63,960
MISC Bhd		23,400	43,736
Nestle (Malaysia) BHD		1,700	59,783
Petronas Chemicals Group Bhd		39,800	59,904
Petronas Dagangan Bhd		5,200	27,767
Petronas Gas Bhd		13,800	53,205
PPB Group Bhd		8,640	39,164
Press Metal Bhd		19,800	23,479
Public Bank Bhd		58,500	264,675
QL Resources Bhd		9,800	19,840
RHB Capital Bhd		36,200	49,634
Sime Darby Bhd		72,400	38,377
Sime Darby Plantation Bhd		32,200	39,707
SP Setia Bhd		1	0
Telekom Malaysia Bhd		19,300	18,133
Tenaga Nasional Bhd		59,800	181,118
Top Glove Corp. Bhd		24,700	35,194
Westports Holdings Bhd		15,300	14,692
YTL Corp. Bhd		34,500	7,517

TOTAL MALAYSIA			1,903,428

Mexico - 0.6%
Alfa SA de CV Series A		63,300	47,369
Alsea S.A.B. de CV (a)		6,900	16,710
America Movil S.A.B. de CV Series L		602,900	500,622
Banco Santander Mexico SA		7,185	10,301
CEMEX S.A.B. de CV unit		270,780	108,911
Coca-Cola FEMSA S.A.B. de CV unit		8,400	51,097
El Puerto de Liverpool S.A.B. Dcv Class C		2,500	13,209
Embotelladoras Arca S.A.B. de CV		6,100	34,546
Fibra Uno Administracion SA de CV		61,300	100,601
Fomento Economico Mexicano S.A.B. de CV unit		35,500	320,083
Gruma S.A.B. de CV Series B		2,975	31,615
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		6,900	85,281
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		4,290	82,431
Grupo Bimbo S.A.B. de CV Series A		25,400	45,449
Grupo Carso SA de CV Series A1		6,600	23,797
Grupo Financiero Banorte S.A.B. de CV Series O		47,200	289,987
Grupo Financiero Inbursa S.A.B. de CV Series O		43,900	49,928
Grupo Mexico SA de CV Series B		65,100	173,848
Grupo Televisa SA de CV		44,800	99,176
Industrias Penoles SA de CV		2,220	23,189
Infraestructura Energetica Nova S.A.B. de CV		10,800	50,732
Kimberly-Clark de Mexico SA de CV Series A		31,100	64,141
Megacable Holdings S.A.B. de CV unit		4,100	15,256
Mexichem S.A.B. de CV		17,800	41,647
Promotora y Operadora de Infraestructura S.A.B. de CV		3,475	37,491
Wal-Mart de Mexico SA de CV Series V		94,300	273,735

TOTAL MEXICO			2,591,152

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		42,500	42,438
HKT Trust/HKT Ltd. unit		69,000	102,998

TOTAL MULTI-NATIONAL			145,436

Netherlands - 3.2%
ABN AMRO Group NV GDR (b)		7,101	123,801
Adyen BV (a)(b)		193	177,873
AEGON NV		31,190	126,316
AerCap Holdings NV (a)		2,127	120,409
Airbus Group NV		10,532	1,546,773
Akzo Nobel NV		4,170	394,490
Altice Europe NV Class A (a)		12,193	78,648
ASML Holding NV (Netherlands)		7,661	2,149,963
CNH Industrial NV		18,084	172,963
EXOR NV		1,991	147,149
Ferrari NV		2,188	370,057
Fiat Chrysler Automobiles NV (Italy)		19,096	248,465
Heineken Holding NV		2,076	204,682
Heineken NV (Bearer)		4,774	520,566
ING Groep NV (Certificaten Van Aandelen)		70,728	767,909
Koninklijke Ahold Delhaize NV		21,602	530,145
Koninklijke DSM NV		3,296	401,142
Koninklijke KPN NV		65,821	184,420
Koninklijke Philips Electronics NV		16,324	747,598
NN Group NV		5,433	189,200
NXP Semiconductors NV		5,036	638,867
Prosus NV (a)		8,906	644,290
QIAGEN NV (Germany) (a)		4,048	135,401
Randstad NV		2,186	125,971
STMicroelectronics NV (France)		12,302	342,513
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		2,462	334,757
Unilever NV		26,536	1,548,435
Vopak NV		1,174	62,992
Wolters Kluwer NV		4,974	374,675
X5 Retail Group NV GDR		2,182	79,687

TOTAL NETHERLANDS			13,490,157

New Zealand - 0.2%
Auckland International Airport Ltd.		17,832	99,255
Fisher & Paykel Healthcare Corp.		10,437	156,125
Fletcher Building Ltd.		15,697	56,026
Mercury Nz Ltd.		13,977	47,087
Meridian Energy Ltd.		21,224	72,935
Ryman Healthcare Group Ltd.		7,454	79,025
Spark New Zealand Ltd.		30,690	91,920
The a2 Milk Co. Ltd. (a)		13,473	129,087

TOTAL NEW ZEALAND			731,460

Norway - 0.4%
Aker Bp ASA		1,791	50,860
DNB ASA		17,065	300,281
Equinor ASA		18,000	327,106
Gjensidige Forsikring ASA		3,407	74,452
Marine Harvest ASA		8,099	193,891
Norsk Hydro ASA		25,583	80,688
Orkla ASA		13,994	135,407
Schibsted ASA (B Shares)		1,906	54,292
Telenor ASA		12,774	231,858
Yara International ASA		3,285	119,786

TOTAL NORWAY			1,568,621

Pakistan - 0.0%
Habib Bank Ltd.		11,500	12,133
MCB Bank Ltd.		8,200	11,178
Oil & Gas Development Co. Ltd.		7,600	6,783

TOTAL PAKISTAN			30,094

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		23,941	114,430
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		3,964	51,255
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		31,840	30,631
Aboitiz Power Corp.		23,800	14,892
Altus San Nicolas Corp. (d)		770	78
Ayala Corp.		5,300	75,179
Ayala Land, Inc.		130,300	105,648
Bank of the Philippine Islands (BPI)		13,010	20,760
BDO Unibank, Inc.		37,010	107,060
Globe Telecom, Inc.		475	17,364
GT Capital Holdings, Inc.		1,547	20,429
International Container Terminal Services, Inc.		15,330	38,930
JG Summit Holdings, Inc.		57,200	78,165
Jollibee Food Corp.		7,220	26,984
Manila Electric Co.		3,250	16,092
Megaworld Corp.		204,000	16,145
Metro Pacific Investments Corp.		220,200	13,817
Metropolitan Bank & Trust Co.		27,583	30,944
Philippine Long Distance Telephone Co.		1,400	27,129
Robinsons Land Corp.		40,000	19,929
Security Bank Corp.		3,710	12,819
SM Investments Corp.		4,700	89,039
SM Prime Holdings, Inc.		178,100	135,257
Universal Robina Corp.		15,300	43,426

TOTAL PHILIPPINES			940,717

Poland - 0.2%
AmRest Holdings NV (a)		1,810	22,470
Bank Millennium SA (a)		10,148	15,558
Bank Polska Kasa Opieki SA		3,439	87,853
Bank Zachodni WBK SA		696	51,447
BRE Bank SA (a)		212	20,311
CD Projekt RED SA		1,124	81,692
Cyfrowy Polsat SA		4,286	30,088
Dino Polska SA (a)(b)		906	37,998
Grupa Lotos SA		1,532	30,422
KGHM Polska Miedz SA (Bearer) (a)		2,278	53,620
LPP SA		21	45,880
NG2 SA		383	9,584
Orange Polska SA (a)		9,824	17,761
Polish Oil & Gas Co. SA		34,272	31,826
Polska Grupa Energetyczna SA (a)		13,686	24,231
Polski Koncern Naftowy Orlen SA		5,144	100,449
Powszechna Kasa Oszczednosci Bank SA		16,364	144,485
Powszechny Zaklad Ubezpieczen SA		11,881	123,331

TOTAL POLAND			929,006

Portugal - 0.1%
Energias de Portugal SA		47,375	237,697
Galp Energia SGPS SA Class B		9,510	143,701
Jeronimo Martins SGPS SA		4,937	85,115

TOTAL PORTUGAL			466,513

Qatar - 0.2%
Barwa Real Estate Co. (a)		32,203	31,310
Industries Qatar QSC (a)		31,938	87,367
Masraf al Rayan (a)		62,060	70,224
Mesaieed Petrochemical Holding Co. (a)		72,916	43,858
Ooredoo Qsc (a)		11,600	22,079
Qatar Electricity & Water Co.		10,332	45,545
Qatar Fuel Co. (a)		7,520	45,479
Qatar Insurance Co. SAQ (a)		27,424	23,876
Qatar International Islamic Bank QSC (a)		14,647	37,653
Qatar Islamic Bank (a)		21,775	99,874
Qatar National Bank SAQ		83,306	467,667
The Commercial Bank of Qatar		33,178	43,739

TOTAL QATAR			1,018,671

Russia - 1.0%
Alrosa Co. Ltd.		50,680	63,570
Gazprom OAO		168,540	595,643
Gazprom OAO sponsored ADR (Reg. S)		12,184	85,654
Inter Rao Ues JSC		725,000	65,597
Lukoil PJSC		7,079	725,255
Lukoil PJSC sponsored ADR		44	4,488
Magnit OJSC GDR (Reg. S)		5,950	80,920
Magnitogorsk Iron & Steel Works PJSC		32,900	23,109
MMC Norilsk Nickel PJSC		923	300,268
MMC Norilsk Nickel PJSC sponsored ADR		2,018	65,222
Mobile TeleSystems OJSC sponsored ADR		9,095	92,678
Moscow Exchange MICEX-RTS OAO (a)		24,180	41,577
NOVATEK OAO GDR (Reg. S)		1,666	299,880
Novolipetsk Steel OJSC		21,210	45,779
PhosAgro OJSC GDR (Reg. S)		1,882	23,883
Polyus PJSC		437	53,411
Rosneft Oil Co. OJSC		19,560	146,996
Rosneft Oil Co. OJSC GDR (Reg. S)		2,345	17,573
Sberbank of Russia		195,055	768,607
Severstal PAO		2,980	42,479
Severstal PAO GDR (Reg. S)		592	8,347
Surgutneftegas OJSC		79,500	57,252
Tatneft PAO		24,738	294,438
Tatneft PAO sponsored ADR		414	29,758
VTB Bank OJSC		50,370,000	36,554

TOTAL RUSSIA			3,968,938

Saudi Arabia - 0.7%
Advanced Polypropylene Co.		2,016	25,899
Al Rajhi Bank		22,166	392,277
Alinma Bank		15,163	104,670
Almarai Co. Ltd.		4,158	52,640
Arab National Bank		11,393	80,619
Bank Al-Jazira		7,763	31,118
Bank Albilad		6,146	44,637
Banque Saudi Fransi		10,169	100,552
Bupa Arabia for Cooperative Insurance Co.		365	10,001
Dar Al Arkan Real Estate Development Co. (a)		8,879	23,262
Emaar The Economic City (a)		6,657	17,778
Etihad Etisalat Co. (a)		6,209	43,605
Jarir Marketing Co.		1,096	47,030
National Commercial Bank		21,581	270,050
National Industrialization Co. (a)		5,643	19,281
Rabigh Refining & Petrochemical Co. (a)		3,644	19,424
Riyad Bank		21,746	136,550
SABIC		13,335	310,984
Sahara International Petrochemical Co.		6,230	28,693
Samba Financial Group		17,973	145,144
Saudi Airlines Catering Co.		687	18,823
Saudi Arabian Fertilizers Co.		2,775	55,470
Saudi Arabian Mining Co. (a)		8,554	97,806
Saudi Arabian Oil Co. (a)		17,432	158,663
Saudi Cement Co.		1,088	19,545
Saudi Electricity Co.		13,491	71,338
Saudi Industrial Investment Group		4,278	26,909
Saudi Kayan Petrochemical Co. (a)		13,202	35,011
Saudi Telecom Co.		7,120	173,256
The Co. for Cooperative Insurance (a)		1,043	20,849
The Saudi British Bank		13,560	115,470
The Savola Group (a)		4,482	42,706
Yanbu National Petrochemical Co.		3,958	55,593

TOTAL SAUDI ARABIA			2,795,653

Singapore - 0.8%
Ascendas Real Estate Investment Trust		53,824	123,931
BOC Aviation Ltd. Class A (b)		4,400	40,565
CapitaCommercial Trust (REIT)		52,700	79,313
CapitaLand Ltd.		47,100	124,117
CapitaMall Trust		48,100	88,434
City Developments Ltd.		7,500	57,805
ComfortDelgro Corp. Ltd.		40,800	64,539
DBS Group Holdings Ltd.		32,902	606,090
Genting Singapore Ltd.		113,600	71,095
Jardine Cycle & Carriage Ltd.		1,600	34,020
Keppel Corp. Ltd.		26,200	127,341
Mapletree Commercial Trust		38,500	66,118
Oversea-Chinese Banking Corp. Ltd.		59,587	468,897
Sembcorp Industries Ltd.		17,100	26,363
Singapore Airlines Ltd.		9,400	58,600
Singapore Airport Terminal Service Ltd.		11,100	36,947
Singapore Exchange Ltd.		15,000	95,166
Singapore Press Holdings Ltd.		25,900	38,057
Singapore Technologies Engineering Ltd.		31,800	95,247
Singapore Telecommunications Ltd.		149,400	359,495
Suntec (REIT)		31,300	42,048
United Overseas Bank Ltd.		22,403	417,864
UOL Group Ltd.		7,900	45,892
Venture Corp. Ltd.		5,800	68,489
Wilmar International Ltd.		37,300	106,215
Yangzijiang Shipbuilding Holdings Ltd.		40,400	27,732

TOTAL SINGAPORE			3,370,380

South Africa - 1.1%
Absa Group Ltd.		13,602	124,560
Anglo American Platinum Ltd.		986	78,802
AngloGold Ashanti Ltd.		7,556	154,151
Aspen Pharmacare Holdings Ltd. (a)		6,560	50,719
Bidcorp Ltd.		6,258	138,536
Bidvest Group Ltd.		5,692	78,505
Capitec Bank Holdings Ltd.		741	66,462
Clicks Group Ltd.		4,909	79,899
Discovery Ltd.		7,661	59,712
Exxaro Resources Ltd.		4,104	33,297
FirstRand Ltd.		59,049	227,407
Fortress (REIT) Ltd. Class A		20,291	24,944
Foschini Ltd.		3,923	36,019
Gold Fields Ltd.		14,406	93,260
Growthpoint Properties Ltd.		55,496	77,983
Impala Platinum Holdings Ltd. (a)		14,627	137,903
Investec Ltd.		5,899	33,035
Kumba Iron Ore Ltd.		1,106	25,758
Liberty Holdings Ltd.		1,966	13,833
Life Healthcare Group Holdings Ltd.		22,627	37,751
MMI Holdings Ltd.		14,314	19,065
Mr Price Group Ltd.		4,153	47,074
MTN Group Ltd.		30,558	164,492
MultiChoice Group Ltd. (a)		8,522	60,625
Naspers Ltd. Class N		7,952	1,289,787
Nedbank Group Ltd.		7,566	98,660
Northam Platinum Ltd. (a)		6,621	55,448
Old Mutual Ltd.		85,402	98,441
Pick 'n Pay Stores Ltd.		5,574	24,122
PSG Group Ltd.		3,322	47,422
Rand Merchant Insurance Holdings Ltd.		12,528	22,638
Redefine Properties Ltd.		109,794	52,598
Remgro Ltd.		9,905	120,443
RMB Holdings Ltd.		11,778	57,860
Sanlam Ltd.		34,215	168,516
Sasol Ltd.		10,088	160,259
Shoprite Holdings Ltd.		8,647	67,443
Sibanye-Stillwater (a)		41,246	106,234
Spar Group Ltd.		3,129	39,970
Standard Bank Group Ltd.		23,219	243,630
Steinhoff Africa Retail Ltd. (b)		20,347	22,261
Telkom SA Ltd.		4,772	10,257
Tiger Brands Ltd.		2,603	34,167
Vodacom Group Ltd.		12,254	95,731
Woolworths Holdings Ltd.		18,618	55,053

TOTAL SOUTH AFRICA			4,734,732

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA		4,791	159,287
Aena Sme SA (b)		1,236	229,127
Amadeus IT Holding SA Class A		7,799	612,556
Banco Bilbao Vizcaya Argentaria SA		117,376	607,609
Banco de Sabadell SA		96,242	86,884
Banco Santander SA (Spain)		300,881	1,185,741
Bankia SA		25,115	45,722
Bankinter SA		12,955	84,109
CaixaBank SA		61,788	180,592
Cellnex Telecom SA (b)		4,446	221,493
Enagas SA		4,338	117,005
Endesa SA		5,762	158,289
Ferrovial SA		8,826	280,538
Gas Natural SDG SA		5,036	132,927
Grifols SA		5,536	186,033
Iberdrola SA		110,234	1,206,657
Inditex SA		19,701	662,487
MAPFRE SA (Reg.)		17,673	45,316
Red Electrica Corporacion SA		8,094	161,931
Repsol SA		27,703	381,270
Siemens Gamesa Renewable Energy SA		3,986	63,680
Telefonica SA		85,720	579,785

TOTAL SPAIN			7,389,038

Sweden - 1.5%
Alfa Laval AB		5,784	144,797
ASSA ABLOY AB (B Shares)		18,080	429,152
Atlas Copco AB:
(A Shares)		11,327	402,397
(B Shares)		7,951	247,774
Boliden AB		4,843	115,354
Electrolux AB (B Shares)		3,754	89,181
Epiroc AB:
Class A		12,169	141,196
Class B		6,910	78,310
Ericsson (B Shares)		56,039	440,603
Essity AB Class B		10,930	347,420
H&M Hennes & Mauritz AB (B Shares)		14,662	322,348
Hexagon AB (B Shares)		4,807	262,248
Husqvarna AB (B Shares)		7,774	58,724
ICA Gruppen AB		1,510	66,474
Industrivarden AB (C Shares)		2,950	69,652
Investor AB (B Shares)		8,078	443,216
Kinnevik AB (B Shares)		4,505	108,941
Lundbergfoeretagen AB		1,220	53,048
Lundin Petroleum AB		3,324	101,375
Sandvik AB		20,554	376,091
Securitas AB (B Shares)		5,761	90,811
Skandinaviska Enskilda Banken AB (A Shares)		28,238	279,362
Skanska AB (B Shares)		6,141	142,252
SKF AB (B Shares)		7,167	131,549
Svenska Handelsbanken AB (A Shares)		27,026	264,779
Swedbank AB (A Shares)		16,508	254,216
Swedish Match Co. AB		3,005	170,245
Tele2 AB (B Shares)		9,096	137,382
Telia Co. AB		50,220	215,186
Volvo AB (B Shares)		26,929	462,388

TOTAL SWEDEN			6,446,471

Switzerland - 6.0%
ABB Ltd. (Reg.)		33,404	777,710
Adecco SA (Reg.)		2,916	171,654
Alcon, Inc. (Switzerland) (a)		7,526	444,903
Baloise Holdings AG		913	165,216
Barry Callebaut AG		52	115,316
Clariant AG (Reg.)		3,456	77,968
Coca-Cola HBC AG		3,576	131,558
Compagnie Financiere Richemont SA Series A		9,495	689,553
Credit Suisse Group AG		45,161	571,059
Dufry AG		824	71,638
Ems-Chemie Holding AG		151	99,078
Galenica AG		844	155,972
Geberit AG (Reg.)		656	346,797
Givaudan SA		167	551,350
Julius Baer Group Ltd.		3,828	191,276
Kuehne & Nagel International AG		979	158,559
LafargeHolcim Ltd. (Reg.)		8,972	457,356
Lindt & Spruengli AG		2	186,669
Lindt & Spruengli AG (participation certificate)		18	151,090
Lonza Group AG		1,355	557,362
Nestle SA (Reg. S)		53,722	5,925,144
Novartis AG		38,770	3,662,531
Pargesa Holding SA		811	65,128
Partners Group Holding AG		325	298,547
Roche Holding AG (participation certificate)		12,679	4,253,407
Schindler Holding AG:
(participation certificate)		663	171,670
(Reg.)		407	101,412
SGS SA (Reg.)		96	278,173
Sika AG		2,315	416,998
Sonova Holding AG Class B		998	250,536
Straumann Holding AG		189	180,523
Swatch Group AG (Bearer)		392	98,773
Swatch Group AG (Bearer) (Reg.)		1,879	91,726
Swiss Life Holding AG		594	299,343
Swiss Prime Site AG		1,370	167,552
Swiss Re Ltd.		5,353	605,769
Swisscom AG		466	256,223
Temenos Group AG		1,171	189,534
UBS Group AG		70,341	876,341
Zurich Insurance Group Ltd.		2,691	1,119,481

TOTAL SWITZERLAND			25,380,895

Taiwan - 2.9%
Accton Technology Corp.		10,000	52,860
Acer, Inc.		70,000	38,499
Advantech Co. Ltd.		6,000	56,915
ASE Technology Holding Co. Ltd.		60,500	145,185
Asia Cement Corp.		41,000	60,649
ASUSTeK Computer, Inc.		14,000	102,541
AU Optronics Corp.		145,000	47,838
Catcher Technology Co. Ltd.		11,000	86,631
Cathay Financial Holding Co. Ltd.		142,436	189,598
Chang Hwa Commercial Bank		98,001	69,035
Cheng Shin Rubber Industry Co. Ltd.		43,000	55,376
Chicony Electronics Co. Ltd.		10,030	28,086
China Airlines Ltd.		40,000	10,518
China Development Finance Holding Corp.		255,000	77,585
China Life Insurance Co. Ltd. (a)		47,648	38,477
China Steel Corp.		212,000	160,651
Chinatrust Financial Holding Co. Ltd.		332,000	239,472
Chunghwa Telecom Co. Ltd.		69,000	245,156
Compal Electronics, Inc.		64,000	38,327
Delta Electronics, Inc.		37,000	171,924
E.SUN Financial Holdings Co. Ltd.		183,028	168,154
ECLAT Textile Co. Ltd.		3,000	38,052
EVA Airways Corp.		31,935	12,769
Evergreen Marine Corp. (Taiwan) (a)		49,358	18,879
Far Eastern Textile Ltd.		64,000	59,005
Far EasTone Telecommunications Co. Ltd.		25,000	56,316
Feng Tay Enterprise Co. Ltd.		5,500	32,739
First Financial Holding Co. Ltd.		171,872	133,021
Formosa Chemicals & Fibre Corp.		64,000	177,664
Formosa Petrochemical Corp.		20,000	58,816
Formosa Plastics Corp.		79,000	241,252
Formosa Taffeta Co. Ltd.		13,000	14,383
Foxconn Technology Co. Ltd.		21,000	41,449
Fubon Financial Holding Co. Ltd.		118,000	174,028
Giant Manufacturing Co. Ltd.		5,000	29,281
GlobalWafers Co. Ltd.		4,000	51,313
Highwealth Construction Corp.		12,000	17,824
HIWIN Technologies Corp.		5,221	51,665
Hon Hai Precision Industry Co. Ltd. (Foxconn)		226,800	613,280
Hotai Motor Co. Ltd.		5,000	101,427
Hua Nan Financial Holdings Co. Ltd.		147,634	104,638
Innolux Corp.		172,000	49,176
Inventec Corp.		42,000	31,445
Largan Precision Co. Ltd.		2,000	308,947
Lite-On Technology Corp.		35,000	53,924
MediaTek, Inc.		27,000	339,736
Mega Financial Holding Co. Ltd.		190,000	196,324
Micro-Star International Co. Ltd.		11,000	33,235
Nan Ya Plastics Corp.		92,000	209,700
Nanya Technology Corp.		25,000	62,748
Nien Made Enterprise Co. Ltd.		3,000	24,163
Novatek Microelectronics Corp.		11,000	77,136
Pegatron Corp.		33,000	68,045
Phison Electronics Corp.		3,000	31,113
Pou Chen Corp.		37,000	42,500
Powertech Technology, Inc.		14,000	49,329
President Chain Store Corp.		11,000	107,625
Quanta Computer, Inc.		46,000	92,882
Realtek Semiconductor Corp.		8,000	63,923
Ruentex Development Co. Ltd.		9,000	12,503
Ruentex Industries Ltd.		4,800	10,672
Shin Kong Financial Holding Co. Ltd.		218,508	70,281
Sinopac Holdings Co.		197,100	83,134
Standard Foods Corp.		7,000	15,872
Synnex Technology International Corp.		19,000	23,319
Taishin Financial Holdings Co. Ltd.		171,808	79,633
Taiwan Business Bank		89,692	36,229
Taiwan Cement Corp.		88,937	122,391
Taiwan Cooperative Financial Holding Co. Ltd.		141,874	96,723
Taiwan High Speed Rail Corp.		32,000	37,827
Taiwan Mobile Co. Ltd.		30,000	105,565
Taiwan Semiconductor Manufacturing Co. Ltd.		443,000	4,544,075
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		261	14,078
Tatung Co. Ltd. (a)		25,000	15,984
The Shanghai Commercial & Savings Bank Ltd.		58,899	96,018
Unified-President Enterprises Corp.		91,000	215,613
United Microelectronics Corp.		206,000	100,007
Vanguard International Semiconductor Corp.		18,000	44,103
Walsin Technology Corp.		5,000	33,948
Win Semiconductors Corp.		6,000	54,093
Winbond Electronics Corp.		48,000	26,309
Wistron Corp.		57,763	51,196
Wiwynn Corp.		1,000	22,861
WPG Holding Co. Ltd.		33,400	41,642
Yageo Corp.		4,396	54,839
Yuanta Financial Holding Co. Ltd.		185,000	119,144

TOTAL TAIWAN			12,081,288

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		21,400	139,174
Airports of Thailand PCL (For. Reg.)		77,400	174,210
B. Grimm Power PCL		32,800	64,956
Bangkok Bank PCL (For. Reg.)		8,400	38,685
Bangkok Dusit Medical Services PCL (For. Reg.)		156,500	124,488
Bangkok Expressway and Metro PCL		135,800	47,619
Banpu PCL (For. Reg.)		78,200	25,226
Berli Jucker PCL (For. Reg)		21,000	27,443
BTS Group Holdings PCL:
(For. Reg.)		125,400	49,651
warrants (a)		12,540	211
Bumrungrad Hospital PCL (For. Reg.)		8,100	34,644
C.P. ALL PCL (For. Reg.)		112,500	254,425
Central Pattana PCL (For. Reg.)		43,600	84,500
Charoen Pokphand Foods PCL (For. Reg.)		63,800	61,055
Electricity Generating PCL (For. Reg.)		5,300	51,595
Energy Absolute PCL		27,400	37,771
Global Power Synergy Public Co. Ltd.		13,400	35,927
Gulf Energy Development PCL		10,400	63,909
Home Product Center PCL (For. Reg.)		91,500	42,689
Indorama Ventures PCL (For. Reg.)		42,100	37,564
Intouch Holdings PCL (For. Reg.)		43,700	77,693
IRPC PCL (For. Reg.)		159,300	14,550
Kasikornbank PCL (For. Reg.)		35,800	160,767
Krung Thai Bank PCL (For. Reg.)		81,500	41,949
Land & House PCL (For. Reg.)		123,000	36,476
Minor International PCL:
warrants 9/30/21 (a)		1,750	120
(For. Reg.)		45,800	44,994
Muangthai Leasing PCL		9,000	18,626
Osotspa PCL		15,000	21,161
PTT Exploration and Production PCL (For. Reg.)		24,400	96,590
PTT Global Chemical PCL (For. Reg.)		41,000	63,736
PTT PCL (For. Reg.)		198,700	274,257
Ratchaburi Electric Generating Holding PCL (For. Reg.)		12,800	27,878
Robinsons Department Store PCL (For. Reg.)		7,400	12,760
Siam Cement PCL (For. Reg.)		13,900	158,821
Siam Commercial Bank PCL (For. Reg.)		13,100	40,879
Srisawad Corp. PCL		13,500	32,071
Thai Oil PCL (For. Reg.)		23,600	38,960
Thai Union Frozen Products PCL (For. Reg.)		59,700	29,218
TMB Bank PCL (For. Reg.)		391,082	17,598
Total Access Communication PCL (For. Reg.)		12,000	17,016
True Corp. PCL (For. Reg.)		236,700	28,303

TOTAL THAILAND			2,650,165

Turkey - 0.1%
Akbank TAS (a)		48,202	66,527
Anadolu Efes Biracilik Ve Malt Sanayii A/S		3,349	13,867
Arcelik A/S (a)		2,523	8,811
Aselsan A/S		6,163	24,159
Bim Birlesik Magazalar A/S JSC		7,418	60,462
Eregli Demir ve Celik Fabrikalari T.A.S.		22,334	34,818
Ford Otomotiv Sanayi A/S		1,552	19,449
Haci Omer Sabanci Holding A/S		20,941	34,116
Koc Holding A/S		15,619	50,995
TAV Havalimanlari Holding A/S		2,449	11,147
Tupras Turkiye Petrol Rafinerileri A/S		2,221	41,787
Turk Hava Yollari AO (a)		10,802	24,691
Turkcell Iletisim Hizmet A/S		18,609	43,843
Turkiye Garanti Bankasi A/S (a)		38,856	77,261
Turkiye Is Bankasi A/S Series C (a)		29,351	35,556

TOTAL TURKEY			547,489

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		48,492	100,996
Aldar Properties PJSC (a)		61,630	37,417
DP World Ltd.		2,719	38,066
Dubai Islamic Bank Pakistan Ltd. (a)		29,752	46,251
Emaar Malls Group PJSC (a)		49,794	24,673
Emaar Properties PJSC		71,304	78,428
Emirates Telecommunications Corp.		33,781	149,727
National Bank of Abu Dhabi PJSC		48,066	202,573

TOTAL UNITED ARAB EMIRATES			678,131

United Kingdom - 9.6%
3i Group PLC		17,142	250,015
Admiral Group PLC		3,555	106,046
Anglo American PLC (United Kingdom)		18,833	493,798
Antofagasta PLC		7,413	80,484
Ashtead Group PLC		8,496	275,426
Associated British Foods PLC		6,473	224,460
AstraZeneca PLC (United Kingdom)		23,685	2,317,048
Auto Trader Group PLC (b)		16,921	124,856
Aveva Group PLC		1,209	78,515
Aviva PLC		69,675	365,131
BAE Systems PLC		57,973	481,927
Barclays PLC		312,274	689,599
Barratt Developments PLC		17,962	190,415
Berkeley Group Holdings PLC		2,329	161,153
BHP Billiton PLC		38,267	832,943
BP PLC		358,319	2,157,119
BP PLC sponsored ADR		1,630	58,892
British American Tobacco PLC (United Kingdom)		41,427	1,826,721
British Land Co. PLC		15,226	111,353
BT Group PLC		152,690	324,458
Bunzl PLC		5,848	151,743
Burberry Group PLC		7,521	193,962
Carnival PLC		2,733	111,620
Centrica PLC		107,331	120,244
Coca-Cola European Partners PLC		4,379	230,379
Compass Group PLC		28,816	712,396
Croda International PLC		2,360	155,320
Diageo PLC		42,789	1,692,011
Direct Line Insurance Group PLC		26,513	118,265
easyJet PLC		2,731	50,236
Evraz PLC		8,552	39,819
G4S PLC (United Kingdom)		26,449	68,245
GlaxoSmithKline PLC		90,109	2,115,708
Halma PLC		6,818	189,697
Hargreaves Lansdown PLC		5,290	120,499
HSBC Holdings PLC (United Kingdom)		364,148	2,647,422
Imperial Brands PLC		17,353	447,019
Informa PLC		22,822	233,497
InterContinental Hotel Group PLC		3,071	189,161
Intertek Group PLC		2,955	224,760
ITV PLC		67,363	120,442
J Sainsbury PLC		33,906	90,620
John David Group PLC		7,935	86,110
Johnson Matthey PLC		3,360	115,581
Kingfisher PLC		37,912	101,785
Land Securities Group PLC		12,976	160,725
Legal & General Group PLC		105,108	424,019
Lloyds Banking Group PLC		1,268,381	946,892
London Stock Exchange Group PLC		5,684	587,389
M&G PLC (a)		44,484	141,096
Marks & Spencer Group PLC		36,989	85,775
Meggitt PLC		14,346	127,985
Melrose Industries PLC		88,698	273,137
Micro Focus International PLC		6,272	84,230
Mondi PLC		6,159	125,736
Mondi PLC		2,605	52,846
National Grid PLC		63,570	844,311
Next PLC		2,438	221,880
NMC Health PLC		2,259	38,540
Ocado Group PLC (a)		8,470	136,844
Pearson PLC		14,468	107,988
Persimmon PLC		5,588	225,279
Prudential PLC		47,054	836,638
Reckitt Benckiser Group PLC		12,808	1,060,162
RELX PLC (London Stock Exchange)		35,096	932,910
Rentokil Initial PLC		32,792	202,220
Rio Tinto PLC		20,432	1,092,586
Rolls-Royce Holdings PLC		30,437	268,099
Royal Bank of Scotland Group PLC		85,535	244,990
Royal Dutch Shell PLC:
Class A (United Kingdom)		77,890	2,045,421
Class B (United Kingdom)		66,585	1,749,629
RSA Insurance Group PLC		19,653	142,839
Sage Group PLC		19,687	191,960
Schroders PLC		2,152	91,304
Scottish & Southern Energy PLC		18,319	364,910
Segro PLC		19,627	236,004
Severn Trent PLC		4,388	149,436
Smith & Nephew PLC		15,889	382,304
Smiths Group PLC		7,136	159,203
Spirax-Sarco Engineering PLC		1,298	152,890
St. James's Place Capital PLC		9,518	143,784
Standard Chartered PLC (United Kingdom)		47,878	398,936
Standard Life PLC		42,226	168,115
Taylor Wimpey PLC		58,486	166,123
Tesco PLC		177,383	576,942
The Weir Group PLC		4,600	81,882
Unilever PLC		20,045	1,195,712
United Utilities Group PLC		12,623	168,937
Vodafone Group PLC		481,940	946,877
Vodafone Group PLC sponsored ADR		110	2,157
Whitbread PLC		2,461	145,264
WM Morrison Supermarkets PLC		42,905	103,086

TOTAL UNITED KINGDOM			40,462,892

United States of America - 0.1%
NICE Systems Ltd. sponsored ADR (a)		117	20,159
Ovintiv, Inc. (c)		4,787	74,587
Southern Copper Corp.		1,347	50,755
Yum China Holdings, Inc.		6,449	277,758

TOTAL UNITED STATES OF AMERICA			423,259

TOTAL COMMON STOCKS
(Cost $389,603,355)			388,950,477

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Banco Bradesco SA (PN)		71,290	547,501
Braskem SA (PN-A)		3,200	23,574
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		4,500	42,945
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		2,700	53,639
Companhia Energetica de Minas Gerais (CEMIG) (PN)		18,800	65,628
Gerdau SA		21,200	99,253
Itau Unibanco Holding SA		87,850	673,245
Itausa-Investimentos Itau SA (PN)		79,447	238,567
Lojas Americanas SA (PN)		12,400	79,769
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		74,300	493,587
Telefonica Brasil SA		8,100	112,329

TOTAL BRAZIL			2,430,037

Chile - 0.0%
Embotelladora Andina SA Class B		4,764	12,441
Sociedad Quimica y Minera de Chile SA (PN-B)		1,954	54,447

TOTAL CHILE			66,888

Colombia - 0.1%
Bancolombia SA (PN)		9,607	125,565
Grupo Aval Acciones y Valores SA		57,647	24,441

TOTAL COLOMBIA			150,006

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		800	44,717
Fuchs Petrolub AG		1,409	62,445
Henkel AG & Co. KGaA		3,035	309,467
Porsche Automobil Holding SE (Germany)		2,803	189,009
Sartorius AG (non-vtg.)		618	144,344
Volkswagen AG		3,360	605,094

TOTAL GERMANY			1,355,076

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		130,897	68,956
Korea (South) - 0.2%
AMOREPACIFIC Corp.		300	20,745
Hyundai Motor Co.		2,624	159,427
Hyundai Motor Co. Series 2		341	22,803
LG Chemical Ltd.		299	44,448
LG Household & Health Care Ltd.		30	18,930
Samsung Electronics Co. Ltd.		14,497	564,730

TOTAL KOREA (SOUTH)			831,083

Russia - 0.0%
AK Transneft OAO		7	18,059
Surgutneftegas OJSC		211,100	119,121

TOTAL RUSSIA			137,180

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,302,993)			5,039,226
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 8% 8/28/22 (Cost $3)	INR	756	3

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(e)
(Cost $319,246)		320,000	319,392
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.58% (f)		22,923,798	22,928,382
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)		556,314	556,369
TOTAL MONEY MARKET FUNDS
(Cost $23,484,751)			23,484,751
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $418,710,348)			417,793,849
NET OTHER ASSETS (LIABILITIES) - 0.6%(h)			2,313,068
NET ASSETS - 100%			$420,106,917

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	176	March 2020	$17,393,200	$(450,031)	$(450,031)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	135	March 2020	7,088,175	(385,862)	(385,862)
TME S&P/TSX 60 Index Contracts (Canada)	11	March 2020	1,714,750	6,902	6,902
TOTAL FUTURES CONTRACTS					$(828,991)

The notional amount of futures purchased as a percentage of Net Assets is 6.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,668,905 or 1.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $319,392.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $846,430 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,330
Fidelity Securities Lending Cash Central Fund	7,099
Total	$55,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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